UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:   811- 09987

Floating Rate Portfolio

(Exact Name of registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Alan R. Dynner
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2006

Date of Reporting Period

Item 1. Reports to Stockholders

[[Note: Insert Shareholder Report(s) Here]]

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating Rate Interests — 98.5%(1)
Principal Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 2.1%
Alliant Techsystems, Inc.
$3,969,000	Term Loan, 5.81%, Maturing March 31, 2009	EUR	3,983,058
AWAS Capital, Inc.
21,325,000	Term Loan, 6.75%, Maturing March 22, 2013		21,165,062
CACI International, Inc.
9,241,425	Term Loan, 6.25%, Maturing May 3, 2011		9,335,761
Delta Air Lines, Inc.
9,900,000	Term Loan, 7.26%, Maturing March 16, 2008		10,087,397
8,800,000	Term Loan, 11.01%, Maturing March 16, 2008		9,051,425
DRS Technologies, Inc.
7,250,000	Term Loan, 6.45%, Maturing January 31, 2013		7,323,631
Hexcel Corp.
10,960,222	Term Loan, 6.73%, Maturing March 1, 2012		11,078,954
IAP Worldwide Services, Inc.
7,880,250	Term Loan, 8.00%, Maturing December 30, 2012		7,988,603
K&F Industries, Inc.
9,597,675	Term Loan, 7.17%, Maturing November 18, 2012		9,734,145
Mid-Western Aircraft Systems, Inc.
6,332,150	Term Loan, 7.32%, Maturing December 31, 2011		6,441,975
Standard Aero Holdings, Inc.
8,670,698	Term Loan, 7.08%, Maturing August 24, 2012		8,670,698
Transdigm, Inc.
16,547,803	Term Loan, 7.15%, Maturing July 22, 2010		16,788,259
Vought Aircraft Industries, Inc.
4,000,000	Term Loan, 7.33%, Maturing December 22, 2010		4,055,000
7,584,706	Term Loan, 7.50%, Maturing December 22, 2011		7,664,110
Wam Aquisition, S.A.
4,714,710	Term Loan, 7.73%, Maturing April 8, 2013		4,780,127
4,714,710	Term Loan, 8.23%, Maturing April 8, 2014		4,802,602
Wyle Laboratories, Inc.
4,469,850	Term Loan, 7.44%, Maturing January 28, 2011		4,542,485
			$147,493,292
Air Transport — 0.2%
United Airlines, Inc.
$10,062,500	Term Loan, 8.63%, Maturing February 1, 2012		$10,223,500
1,437,500	Term Loan, 8.75%, Maturing February 1, 2012		1,460,500
			$11,684,000

Principal Amount	Borrower/Tranche Description	Value
Automotive — 4.2%
AA Acquisitions Co., Ltd.
$3,000,000	Term Loan, 7.12%, Maturing June 25, 2012	GBP	5,544,183
3,000,000	Term Loan, 7.62%, Maturing June 25, 2013	GBP	5,568,144
Accuride Corp.
14,101,019	Term Loan, 7.19%, Maturing January 31, 2012		14,294,908
Affina Group, Inc.
5,395,056	Term Loan, 8.13%, Maturing November 30, 2011		5,356,282
Collins & Aikman Products Co.
4,723,070	Term Loan, 11.25%, Maturing August 31, 2011		4,632,826
CSA Acquisition Corp.
4,674,994	Term Loan, 7.50%, Maturing December 23, 2011		4,701,291
3,970,408	Term Loan, 7.50%, Maturing December 23, 2011		3,992,742
3,740,625	Term Loan, 7.50%, Maturing December 23, 2012		3,766,342
Dana Corp.
7,950,000	DIP Loan, 7.22%, Maturing April 13, 2008		8,022,051
Dayco Products, LLC
12,508,566	Term Loan, 7.97%, Maturing June 23, 2011		12,680,559
Dura Operating Corp.
2,500,000	Revolving Loan, 0.00%, Maturing May 3, 2011(2)		2,462,500
4,718,000	Term Loan, 8.61%, Maturing May 3, 2011		4,773,045
Exide Technologies, Inc.
3,675,903	Term Loan, 11.25%, Maturing May 5, 2010		3,727,979
4,995,615	Term Loan, 11.25%, Maturing May 5, 2010		5,066,388
Federal-Mogul Corp.
4,995,670	Revolving Loan, 6.51%, Maturing December 9, 2006(2)		4,890,761
9,650,000	DIP Loan, 6.81%, Maturing December 9, 2006		9,681,662
4,108,827	Term Loan, 7.25%, Maturing December 9, 2006		4,043,772
6,000,000	Term Loan, 7.50%, Maturing December 9, 2006		5,921,250
12,795,732	Revolving Loan, 8.32%, Maturing December 9, 2006(2)		12,835,719
5,137,364	Term Loan, 8.75%, Maturing December 9, 2006		5,163,050
Goodyear Tire & Rubber Co.
13,000,000	Revolving Loan, 0.00%, Maturing April 30, 2010(2)		12,937,704
5,890,000	Term Loan, 4.73%, Maturing April 30, 2010		5,949,954
19,720,000	Term Loan, 7.95%, Maturing April 30, 2010		20,021,972
1,000,000	Term Loan, 8.70%, Maturing March 1, 2011		1,016,042
HLI Operating Co., Inc.
7,830,181	Term Loan, 8.36%, Maturing June 3, 2009		7,884,710
Insurance Auto Auctions, Inc.
2,458,060	Term Loan, 7.40%, Maturing May 19, 2012		2,490,322
Key Automotive Group
5,053,923	Term Loan, 7.82%, Maturing June 29, 2010		5,104,462
Keystone Automotive Operations, Inc.
10,980,417	Term Loan, 7.18%, Maturing October 30, 2009		11,014,730
Plastech Engineered Products, Inc.
2,377,288	Term Loan, 9.28%, Maturing March 31, 2010		2,253,966

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Automotive (continued)
R.J. Tower Corp.
$12,000,000	DIP Revolving Loan, 5.62%, Maturing February 2, 2007(2)		$11,970,000
1,000,000	DIP Revolving Loan, 8.25%, Maturing February 2, 2007		1,019,643
Speedy 1, Ltd.
1,978,627	Term Loan, 5.17%, Maturing August 31, 2013	EUR	2,529,452
1,978,627	Term Loan, 5.67%, Maturing August 31, 2014	EUR	2,541,602
Tenneco Automotive, Inc.
11,860,733	Term Loan, 6.77%, Maturing December 12, 2009		12,044,574
4,505,755	Term Loan, 6.83%, Maturing December 12, 2010		4,575,594
The Goodyear Dunlop Tires
990,000	Term Loan, 5.20%, Maturing April 30, 2010	EUR	1,254,224
TI Automotive, Ltd.
7,547,855	Term Loan, 7.94%, Maturing June 30, 2011		7,434,637
Trimas Corp.
7,530,897	Term Loan, 8.87%, Maturing December 31, 2009		7,662,688
TRW Automotive, Inc.
13,923,750	Term Loan, 6.00%, Maturing October 31, 2010		14,000,331
20,998,620	Term Loan, 6.25%, Maturing June 30, 2012		21,080,283
United Components, Inc.
7,108,157	Term Loan, 7.22%, Maturing June 30, 2010		7,165,911
Visteon Corp.
3,600,000	Term Loan, 9.18%, Maturing June 20, 2007		3,649,950
			$292,728,205
Beverage and Tobacco — 1.2%
Alliance One International, Inc.
$5,494,500	Term Loan, 8.48%, Maturing May 13, 2010		$5,556,313
Constellation Brands, Inc.
30,902,710	Term Loan, 6.36%, Maturing November 30, 2011		31,167,330
Culligan International Co.
7,573,500	Term Loan, 7.40%, Maturing September 30, 2011		7,691,836
National Dairy Holdings, L.P.
10,375,250	Term Loan, 7.00%, Maturing March 15, 2012		10,433,611
National Distribution Co.
5,380,000	Term Loan, 11.50%, Maturing June 22, 2010		5,393,450
Southern Wine & Spirits of America, Inc.
23,332,534	Term Loan, 6.48%, Maturing June 1, 2012		23,576,802
Sunny Delight Beverages Co.
1,811,640	Term Loan, 9.22%, Maturing August 20, 2010		1,804,846
			$85,624,188

Principal Amount	Borrower/Tranche Description	Value
Building and Development — 7.7%
401 North Wabash Venture, LLC
$9,498,461	Term Loan, 0.00%, Maturing May 7, 2008(2)		$9,593,445
AP-Newkirk Holdings, LLC
13,295,459	Term Loan, 7.43%, Maturing December 21, 2007		13,401,411
Biomed Realty, L.P.
21,175,000	Term Loan, 7.08%, Maturing May 31, 2010		21,227,937
Capital Automotive REIT
9,549,528	Term Loan, 6.58%, Maturing December 16, 2010		9,639,055
Contech Construstion Products
6,000,000	Term Loan, 6.93%, Maturing January 13, 2013		6,082,500
DMB / CH II, LLC
2,250,000	Term Loan, 7.33%, Maturing September 9, 2009		2,255,625
Empire Hawkeye Partners, L.P.
12,000,000	Term Loan, 4.75%, Maturing December 1, 2009(2)		12,015,000
Epco / Fantome, LLC
10,750,000	Term Loan, 8.00%, Maturing November 23, 2010		10,776,875
Formica Corp.
2,517,412	Term Loan, 5.75%, Maturing March 15, 2013	EUR	3,190,877
5,500,000	Term Loan, 7.96%, Maturing March 15, 2013		5,549,846
FT-FIN Acquisition, LLC
7,085,337	Term Loan, 9.19%, Maturing November 17, 2007		7,103,051
Gables GP, Inc.
5,835,316	Term Loan, 6.59%, Maturing September 30, 2006		5,863,448
General Growth Properties, Inc.
28,500,000	Term Loan, 6.20%, Maturing February 24, 2011		28,464,375
Hearthstone Housing Partners II, LLC
30,000,000	Revolving Loan, 4.10%, Maturing December 1, 2007(2)		29,925,000
Hovstone Holdings, LLC
8,520,000	Term Loan, 7.23%, Maturing February 28, 2009		8,541,300
Kyle Acquisition Group, LLC
86,795	Term Loan, 7.00%, Maturing July 20, 2008		87,663
3,268,843	Term Loan, 7.00%, Maturing July 20, 2010		3,301,531
Landsource Communities, LLC
18,000,000	Term Loan, 7.38%, Maturing March 31, 2010		18,101,250
LNR Property Corp.
29,299,931	Term Loan, 7.83%, Maturing February 3, 2008		29,572,332
LNR Property Holdings
5,125,680	Term Loan, 9.33%, Maturing March 3, 2008		5,189,751
MAAX Corp.
6,653,656	Term Loan, 7.95%, Maturing June 4, 2011		6,620,387
Mattamy Funding Partnership
3,650,000	Term Loan, 9.00%, Maturing April 11, 2013		3,650,000
Mueller Group, Inc.
17,536,875	Term Loan, 7.26%, Maturing October 3, 2012		17,795,228

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Building and Development (continued)
NCI Building Systems, Inc.
$13,719,468	Term Loan, 6.71%, Maturing June 18, 2010	$13,809,509
Newkirk Master, L.P.
22,967,102	Term Loan, 6.58%, Maturing August 11, 2008	23,150,127
Nortek, Inc.
21,216,888	Term Loan, 6.70%, Maturing August 27, 2011	21,412,486
Panolam Industries Holdings, Inc.
5,001,122	Term Loan, 7.73%, Maturing September 30, 2012	5,076,139
Ply Gem Industries, Inc.
767,188	Term Loan, 7.21%, Maturing August 15, 2011	774,859
11,507,813	Term Loan, 7.21%, Maturing August 15, 2011	11,622,891
Shea Capital I, LLC
1,625,000	Term Loan, 6.69%, Maturing October 27, 2011	1,616,875
South Edge, LLC
4,261,607	Term Loan, 6.81%, Maturing October 31, 2007	4,283,802
8,794,643	Term Loan, 7.06%, Maturing October 31, 2009	8,867,929
St. Mary's Cement, Inc.
16,056,278	Term Loan, 6.98%, Maturing December 4, 2010	16,307,158
Stile Acquisition Corp.
19,755,159	Term Loan, 7.11%, Maturing April 6, 2013	19,644,037
Stile U.S. Acquisition Corp.
19,785,441	Term Loan, 7.11%, Maturing April 6, 2013	19,674,148
Sugarloaf Mills, L.P.
12,000,000	Term Loan, 5.75%, Maturing April 7, 2007	12,060,000
5,975,000	Term Loan, 7.85%, Maturing April 7, 2007	5,975,000
Sunstone Hotel Partnership, LLC
10,000,000	Revolving Loan, 0.00%, Maturing October 26, 2007(2)	9,900,000
TE / Tousa Senior, LLC
3,000,000	Revolving Loan, 6.55%, Maturing July 29, 2008(2)	2,996,250
7,350,000	Term Loan, 7.75%, Maturing July 29, 2008	7,432,687
The Woodlands Community Property Co.
9,847,696	Term Loan, 7.24%, Maturing November 30, 2007	9,921,553
4,013,313	Term Loan, 9.24%, Maturing November 30, 2007	4,073,512
Tousa / Kolter, LLC
12,620,000	Term Loan, 6.27%, Maturing January 7, 2008(2)	12,683,100
TRU 2005 RE Holding Co.
29,325,000	Term Loan, 7.83%, Maturing December 9, 2008	29,375,410
Trustreet Properties, Inc.
10,050,000	Term Loan, 6.83%, Maturing April 8, 2010	10,156,781
United Subcontractors, Inc.
5,925,000	Term Loan, 11.95%, Maturing June 27, 2013	5,939,812
WCI Communities, Inc.
28,625,000	Term Loan, 6.83%, Maturing December 23, 2010	28,696,562
		$543,398,514

Principal Amount	Borrower/Tranche Description	Value
Business Equipment and Services — 4.2%
Acco Brands Corp.
$5,029,693	Term Loan, 6.67%, Maturing August 17, 2012		$5,076,847
Affinion Group, Inc.
15,351,163	Term Loan, 7.50%, Maturing October 17, 2012		15,418,324
Allied Security Holdings, LLC
7,744,390	Term Loan, 8.86%, Maturing June 30, 2010		7,802,473
Audatex North America, Inc.
2,000,000	Term Loan, 5.06%, Maturing April 13, 2013	EUR	2,558,664
Baker & Taylor, Inc.
10,800,000	Revolving Loan, 5.20%, Maturing May 6, 2011(2)		10,746,000
4,650,000	Term Loan, 11.84%, Maturing May 6, 2011		4,696,500
Buhrmann US, Inc.
994,937	Term Loan, 4.45%, Maturing December 23, 2010	EUR	1,270,504
10,833,531	Term Loan, 6.56%, Maturing December 31, 2010		10,968,950
DynCorp International, LLC
8,053,650	Term Loan, 7.63%, Maturing February 11, 2011		8,164,388
Gate Gourmet Borrower, LLC
444,444	Term Loan, 7.00%, Maturing March 9, 2012		450,556
3,555,556	Term Loan, 7.64%, Maturing March 9, 2012		3,604,444
8,167,226	Term Loan, 5.47%, Maturing March 9, 2013	EUR	10,365,006
Global Imaging Systems, Inc.
8,521,332	Term Loan, 6.38%, Maturing May 10, 2010		8,582,583
Info USA, Inc.
4,438,875	Term Loan, 6.75%, Maturing February 14, 2012		4,466,618
Iron Mountain, Inc.
19,816,068	Term Loan, 6.56%, Maturing April 2, 2011		20,010,107
25,181,250	Term Loan, 6.66%, Maturing April 2, 2011		25,406,824
Language Line, Inc.
11,509,316	Term Loan, 9.35%, Maturing June 11, 2011		11,570,465
Mitchell International, Inc.
4,943,468	Term Loan, 6.98%, Maturing August 15, 2011		5,002,172
Protection One, Inc.
7,146,262	Term Loan, 7.36%, Maturing April 18, 2011		7,206,562
RGIS Holdings, LLC
8,279,250	Term Loan, 7.48%, Maturing February 15, 2013		8,310,297
Serena Software, Inc.
4,400,000	Term Loan, 7.41%, Maturing March 10, 2013		4,460,958
SS&C Technologies, Inc.
437,613	Term Loan, 7.48%, Maturing November 23, 2012		443,813
5,148,387	Term Loan, 7.48%, Maturing November 23, 2012		5,221,324
Sungard Data Systems, Inc.
88,674,913	Term Loan, 7.22%, Maturing February 11, 2013		89,807,114
Transaction Network Services, Inc.
5,448,918	Term Loan, 6.64%, Maturing May 4, 2012		5,476,162

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Business Equipment and Services (continued)
US Investigations Services, Inc.
$5,031,652	Term Loan, 7.43%, Maturing October 14, 2012		$5,110,271
3,857,377	Term Loan, 7.43%, Maturing October 14, 2013		3,915,238
Western Inventory Services
1,708,800	Term Loan, 7.97%, Maturing March 31, 2011		1,723,752
1,498,948	Term Loan, 7.98%, Maturing March 31, 2011		1,512,064
1,000,000	Term Loan, 11.75%, Maturing October 14, 2011		1,007,500
Williams Scotsman, Inc.
5,250,000	Term Loan, 7.13%, Maturing June 28, 2010		5,299,219
			$295,655,699
Cable and Satellite Television — 3.6%
Adelphia Communications Corp.
$21,319,834	DIP Loan, 6.94%, Maturing March 31, 2006		$21,426,433
Atlantic Broadband Finance, LLC
9,948,328	Term Loan, 7.62%, Maturing September 1, 2011		10,116,206
Bragg Communications, Inc.
7,608,397	Term Loan, 6.81%, Maturing August 31, 2011		7,717,767
Bresnan Broadband Holdings, LLC
11,650,000	Term Loan, 6.92%, Maturing March 29, 2014		11,812,611
Cablecom Luxembourg SCA
12,500,000	Term Loan, 4.05%, Maturing September 28, 2012	CHF	10,145,106
Canadian Cable Acquisition Co., Inc.
2,288,500	Term Loan, 9.75%, Maturing July 27, 2011		2,318,537
6,584,725	Term Loan, 7.96%, Maturing July 30, 2011		6,671,150
Cebridge Connections, Inc.
5,194,000	Term Loan, 8.00%, Maturing February 23, 2009		5,219,970
994,924	Term Loan, 10.95%, Maturing February 23, 2010		1,034,721
CSC Holdings, Inc.
5,000,000	Term Loan, 6.14%, Maturing March 29, 2012		5,015,970
21,975,000	Term Loan, 6.66%, Maturing March 29, 2013		22,096,302
Eno (Altice One)
3,100,000	Term Loan, 5.17%, Maturing December 31, 2013	EUR	3,923,741
3,100,000	Term Loan, 5.67%, Maturing December 31, 2014	EUR	3,938,595
Escaline S.A.R.L. (Ewt)
2,000,000	Term Loan, 5.53%, Maturing March 17, 2014	EUR	2,552,681
2,000,000	Term Loan, 6.03%, Maturing March 17, 2015	EUR	2,565,277
Insight Midwest Holdings, LLC
23,865,736	Term Loan, 7.00%, Maturing December 31, 2009		24,170,835
Kabel Deutschland GmbH
4,555,169	Term Loan, 4.89%, Maturing March 29, 2011	EUR	5,743,817
Liberty Cablevision of Puerto Rico, Ltd.
2,900,000	Term Loan, 7.09%, Maturing March 1, 2013		2,927,187

Principal Amount	Borrower/Tranche Description	Value
Cable and Satellite Television (continued)
MCC Iowa, LLC
$2,249,188	Term Loan, 6.01%, Maturing March 31, 2010		$2,248,785
9,823,287	Term Loan, 6.79%, Maturing February 3, 2014		9,890,056
Mediacom Illinois, LLC
2,000,000	Term Loan, 6.51%, Maturing September 30, 2012		1,999,822
16,244,375	Term Loan, 7.01%, Maturing March 31, 2013		16,358,589
PKS Media (Netherlands) B.V.
4,000,000	Term Loan, 5.14%, Maturing October 5, 2013	EUR	5,113,151
4,000,000	Term Loan, 5.64%, Maturing October 5, 2014	EUR	5,137,271
San Juan Cable, LLC
997,500	Term Loan, 6.84%, Maturing October 31, 2012		1,011,216
UGS Corp.
24,450,322	Term Loan, 7.00%, Maturing March 31, 2012		24,776,318
UPC Broadband Holdings B.V.
1,000,000	Term Loan, 5.14%, Maturing April 1, 2010	EUR	1,262,799
7,000,000	Term Loan, 5.13%, Maturing September 30, 2012	EUR	8,839,594
13,090,000	Term Loan, 7.33%, Maturing September 30, 2012		13,174,535
YPSO France S.A.S
10,300,000	Term Loan, 5.17%, Maturing December 16, 2013	EUR	13,072,520
			$252,281,562
Chemicals and Plastics — 6.0%
Basell Af S.A.R.L.
$961,538	Term Loan, 5.23%, Maturing August 1, 2013	EUR	1,228,632
538,462	Term Loan, 5.30%, Maturing August 1, 2013	EUR	688,034
833,333	Term Loan, 7.31%, Maturing August 1, 2013		847,917
166,667	Term Loan, 7.31%, Maturing August 1, 2013		169,583
961,538	Term Loan, 5.77%, Maturing August 1, 2014	EUR	1,234,044
538,462	Term Loan, 5.81%, Maturing August 1, 2014	EUR	691,065
833,333	Term Loan, 8.00%, Maturing August 1, 2014		847,917
166,667	Term Loan, 8.00%, Maturing August 1, 2014		169,583
Brenntag Holding GmbH and Co. KG
5,294,118	Term Loan, 5.45%, Maturing December 23, 2013	EUR	6,768,766
1,963,636	Term Loan, 7.44%, Maturing December 23, 2013		1,995,545
8,036,364	Term Loan, 7.44%, Maturing December 23, 2013		8,168,964
1,242,193	Term Loan, 5.70%, Maturing December 23, 2014	EUR	1,593,806
963,689	Term Loan, 5.70%, Maturing December 23, 2014	EUR	1,253,038
Celanese Holdings, LLC
25,133,945	Term Loan, 6.98%, Maturing April 6, 2011(2)		25,539,230
7,250,000	Term Loan, 4.84%, Maturing June 4, 2011		7,391,977
Columbian Chemicals Acquisition
4,700,000	Term Loan, 6.69%, Maturing March 16, 2013		4,732,312
Conmed Corp.
8,150,000	Term Loan, 6.68%, Maturing April 13, 2013		8,244,238

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Covalence Specialty Materials
$4,201,429	Term Loan, 6.69%, Maturing February 16, 2013		$4,247,384
Gentek, Inc.
5,170,607	Term Loan, 7.06%, Maturing February 25, 2011		5,208,580
Hercules, Inc.
8,458,108	Term Loan, 6.53%, Maturing October 8, 2010		8,546,656
Hexion Specialty Chemicals, Inc.
3,574,185	Term Loan, 4.73%, Maturing May 31, 2012		3,584,611
6,327,684	Term Loan, 7.50%, Maturing May 31, 2012		6,346,141
10,095,843	Term Loan, 7.50%, Maturing May 31, 2012		10,125,293
Huntsman, LLC
3,736,000	Term Loan, 4.64%, Maturing August 16, 2012	EUR	4,729,583
38,710,614	Term Loan, 6.68%, Maturing August 16, 2012		38,976,750
Ineos Group
2,549,356	Term Loan, 5.41%, Maturing December 14, 2011	EUR	3,247,225
450,644	Term Loan, 5.41%, Maturing December 14, 2011	EUR	574,004
2,549,356	Term Loan, 5.91%, Maturing December 14, 2011	EUR	3,262,077
450,644	Term Loan, 5.91%, Maturing December 14, 2011	EUR	576,630
7,050,000	Term Loan, 7.34%, Maturing December 14, 2012		7,131,075
6,525,000	Term Loan, 7.34%, Maturing December 14, 2013		6,624,924
6,525,000	Term Loan, 7.84%, Maturing December 14, 2014		6,624,924
Innophos, Inc.
11,999,792	Term Loan, 7.23%, Maturing August 13, 2010(2)		12,174,785
Invista B.V.
3,790,500	Term Loan, 6.50%, Maturing April 30, 2010		3,799,976
10,869,851	Term Loan, 6.75%, Maturing April 29, 2011		10,983,082
6,409,550	Term Loan, 6.75%, Maturing April 29, 2011		6,476,318
ISP Chemo, Inc.
16,900,000	Term Loan, 6.50%, Maturing February 16, 2013		17,055,801
Kraton Polymer
10,651,130	Term Loan, 7.49%, Maturing December 23, 2010		10,677,758
Mosaic Co.
11,974,050	Term Loan, 6.19%, Maturing February 21, 2012		12,095,287
Nalco Co.
32,998,198	Term Loan, 6.57%, Maturing November 4, 2010		33,415,262
PQ Corp.
8,410,050	Term Loan, 7.00%, Maturing February 11, 2012		8,537,950
Professional Paint, Inc.
3,020,117	Term Loan, 7.76%, Maturing September 30, 2011		3,046,543
Propex Fabrics, Inc.
6,857,644	Term Loan, 7.00%, Maturing July 31, 2012		6,909,077
Rockwood Specialties Group, Inc.
3,194,404	Term Loan, 5.07%, Maturing July 30, 2011	EUR	4,026,973
25,665,750	Term Loan, 7.13%, Maturing December 10, 2012		26,022,658

Principal Amount	Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Sigmakalon (BC) Holdco B.V.
$190,335	Term Loan, 5.52%, Maturing September 9, 2013	EUR	241,571
3,114,528	Term Loan, 5.52%, Maturing September 9, 2013	EUR	3,952,934
5,695,137	Term Loan, 5.52%, Maturing September 9, 2013	EUR	7,228,222
1,915,904	Term Loan, 6.02%, Maturing September 9, 2014	EUR	2,442,631
513,769	Term Loan, 6.02%, Maturing September 9, 2014	EUR	648,787
469,112	Term Loan, 6.02%, Maturing September 9, 2014	EUR	598,081
5,825,801	Term Loan, 6.02%, Maturing September 9, 2014	EUR	7,427,449
183,030	Term Loan, 7.87%, Maturing September 9, 2014	GBP	333,517
Solo Cup Co.
19,619,740	Term Loan, 7.53%, Maturing February 27, 2011		19,846,603
4,150,000	Term Loan, 11.25%, Maturing March 31, 2012		4,245,969
Solutia, Inc.
5,550,000	DIP Loan, 8.33%, Maturing March 31, 2007		5,602,031
TPG Spring UK, Ltd.
8,713,441	Term Loan, 5.49%, Maturing June 27, 2013	EUR	10,983,207
8,713,441	Term Loan, 5.99%, Maturing June 27, 2013	EUR	11,030,766
Wavin Holdings B.V.
1,850,000	Term Loan, 5.30%, Maturing September 9, 2013	EUR	2,351,326
1,850,000	Term Loan, 5.80%, Maturing September 9, 2014	EUR	2,359,351
Wellman, Inc.
6,250,000	Term Loan, 8.68%, Maturing February 10, 2009		6,343,750
			$422,228,173
Clothing / Textiles — 0.2%
St. John Knits International, Inc.
$4,532,063	Term Loan, 7.25%, Maturing March 23, 2012		$4,588,714
The William Carter Co.
5,333,382	Term Loan, 6.70%, Maturing July 14, 2012		5,388,940
Warnaco, Inc.
5,425,000	Term Loan, 6.41%, Maturing January 31, 2013		5,445,344
			$15,422,998
Conglomerates — 2.4%
Blount, Inc.
$3,619,937	Term Loan, 6.66%, Maturing August 9, 2010		$3,656,136
Bushnell Performance Optics
746,337	Term Loan, 8.00%, Maturing August 19, 2011		754,267
Euramax International, Inc.
4,617,639	Term Loan, 7.69%, Maturing June 28, 2012		4,684,017
937,321	Term Loan, 7.58%, Maturing June 29, 2012	GBP	1,698,044
Goodman Global Holdings, Inc.
9,346,050	Term Loan, 6.63%, Maturing December 23, 2011		9,433,669

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Conglomerates (continued)
ISS Holdings A/S
$6,510,926	Term Loan, 5.33%, Maturing December 31, 2013	EUR	8,342,454
5,068,562	Term Loan, 7.21%, Maturing December 31, 2013	GBP	9,339,549
Jarden Corp.
8,193,053	Term Loan, 6.74%, Maturing January 24, 2012		8,252,453
20,127,228	Term Loan, 6.99%, Maturing January 24, 2012		20,348,265
Johnson Diversey, Inc.
2,500,000	Term Loan, 2.00%, Maturing December 16, 2010(2)		2,511,980
24,601,653	Term Loan, 7.21%, Maturing December 16, 2011		24,991,172
Platinum 100, Ltd.
2,000,000	Term Loan, 7.43%, Maturing January 15, 2013	GBP	3,658,628
2,000,000	Term Loan, 7.93%, Maturing January 15, 2014	GBP	3,671,653
Polymer Group, Inc.
3,000,000	Revolving Loan, 5.10%, Maturing November 22, 2010(2)		2,925,000
17,705,625	Term Loan, 7.21%, Maturing November 22, 2012		18,000,725
PP Acquisition Corp.
18,538,819	Term Loan, 7.98%, Maturing November 12, 2011		18,770,554
Rexnord Corp.
14,727,385	Term Loan, 7.11%, Maturing December 31, 2011		14,908,414
Roper Industries, Inc.
9,502,498	Term Loan, 5.89%, Maturing December 13, 2009		9,538,132
Walter Industries, Inc.
2,733,498	Term Loan, 6.89%, Maturing October 3, 2012		2,768,948
			$168,254,060
Containers and Glass Products — 4.2%
Berry Plastics Corp.
$28,602,476	Term Loan, 6.84%, Maturing December 2, 2011		$28,900,428
BWAY Corp.
7,103,674	Term Loan, 6.81%, Maturing June 30, 2011		7,205,790
Consolidated Container Holding
5,526,563	Term Loan, 8.37%, Maturing December 15, 2008		5,557,649
Crown Americas, Inc.
4,500,000	Term Loan, 4.12%, Maturing November 15, 2012	EUR	5,666,656
3,450,000	Term Loan, 6.44%, Maturing November 15, 2012		3,470,486
Dr. Pepper/Seven Up Bottling
24,626,684	Term Loan, 6.93%, Maturing December 19, 2010		24,836,011
Graham Packaging Holdings Co.
32,345,762	Term Loan, 7.11%, Maturing October 7, 2011		32,753,448
2,725,000	Term Loan, 7.38%, Maturing October 7, 2011		2,759,346
1,071,429	Term Loan, 9.25%, Maturing April 7, 2012		1,098,884
Graphic Packaging International, Inc.
10,500,000	Revolving Loan, 2.53%, Maturing August 8, 2007(2)		10,198,125
37,397,298	Term Loan, 7.44%, Maturing August 8, 2010		38,011,698

Principal Amount	Borrower/Tranche Description	Value
Containers and Glass Products (continued)
IPG (US), Inc.
$10,391,751	Term Loan, 7.16%, Maturing July 28, 2011		$10,543,294
JSG Acquisitions
17,250,000	Term Loan, 5.22%, Maturing December 31, 2014	EUR	22,082,058
17,250,000	Term Loan, 5.72%, Maturing December 31, 2014	EUR	22,082,058
Kranson Industries, Inc.
3,867,948	Term Loan, 7.73%, Maturing July 30, 2011		3,906,628
Owens-Illinois, Inc.
5,000,000	Revolving Loan, 0.00%, Maturing April 1, 2007(2)		4,993,750
3,772,178	Term Loan, 6.61%, Maturing April 1, 2007		3,781,608
6,619,164	Term Loan, 4.41%, Maturing April 1, 2008	EUR	8,369,097
4,073,548	Term Loan, 6.71%, Maturing April 1, 2008		4,088,824
725,064	Term Loan, 6.78%, Maturing April 1, 2008		727,783
Picnal Acquisition, Inc.
1,708,273	Term Loan, 7.37%, Maturing June 30, 2011	GBP	3,101,705
199,727	Term Loan, 7.37%, Maturing June 30, 2011	GBP	362,807
1,991,413	Term Loan, 7.87%, Maturing June 30, 2012	GBP	3,626,027
265,366	Term Loan, 7.87%, Maturing June 30, 2012	GBP	483,247
Pregis Corp.
2,686,500	Term Loan, 7.23%, Maturing October 12, 2011		2,710,007
Smurfit-Stone Container Corp.
3,225,483	Term Loan, 4.73%, Maturing November 1, 2010		3,272,456
4,623,444	Term Loan, 7.13%, Maturing November 1, 2011		4,689,906
10,596,085	Term Loan, 7.13%, Maturing November 1, 2011		10,748,404
25,416,615	Term Loan, 7.19%, Maturing November 1, 2011		25,781,979
			$295,810,159
Cosmetics / Toiletries — 0.4%
American Safety Razor Co.
$4,278,336	Term Loan, 7.56%, Maturing February 28, 2012		$4,321,119
Prestige Brands, Inc.
15,671,902	Term Loan, 6.89%, Maturing April 6, 2011		15,884,131
Revlon Consumer Products Corp.
6,837,500	Term Loan, 10.85%, Maturing July 9, 2010		7,025,531
			$27,230,781
Drugs — 0.5%
Warner Chilcott Corp.
$153,535	Term Loan, 7.19%, Maturing June 30, 2006		$154,854
767,621	Term Loan, 7.40%, Maturing January 12, 2012		774,218
23,281,007	Term Loan, 7.39%, Maturing January 18, 2012		23,472,237
4,333,730	Term Loan, 7.61%, Maturing January 18, 2012		4,369,327
9,381,149	Term Loan, 7.61%, Maturing January 18, 2012		9,458,205
			$38,228,841

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Ecological Services and Equipment — 1.7%
Alderwoods Group, Inc.
$4,606,142	Term Loan, 6.85%, Maturing September 29, 2009		$4,647,887
Allied Waste Industries, Inc.
9,204,558	Term Loan, 4.88%, Maturing January 15, 2012		9,246,917
25,429,244	Term Loan, 6.76%, Maturing January 15, 2012		25,556,390
AVR Acquisitions B.V.
3,500,000	Term Loan, 5.14%, Maturing March 31, 2014	EUR	4,495,112
3,500,000	Term Loan, 4.89%, Maturing March 31, 2015	EUR	4,476,745
Envirocare of Utah, LLC
11,778,060	Term Loan, 7.85%, Maturing April 15, 2010		11,927,736
Environmental Systems, Inc.
6,015,645	Term Loan, 8.48%, Maturing December 12, 2008		6,053,243
1,000,000	Term Loan, 14.95%, Maturing December 12, 2010		1,025,000
IESI Corp.
9,267,647	Term Loan, 6.76%, Maturing January 20, 2012		9,386,393
Sensus Metering Systems, Inc.
3,000,000	Revolving Loan, 0.00%, Maturing December 17, 2009(2)		2,865,000
1,112,222	Term Loan, 7.35%, Maturing December 17, 2010		1,124,734
8,373,292	Term Loan, 7.43%, Maturing December 17, 2010		8,467,492
Sulo GmbH
7,250,000	Term Loan, 5.49%, Maturing January 19, 2014	EUR	9,256,609
7,250,000	Term Loan, 5.99%, Maturing January 19, 2015	EUR	9,297,705
Synagro Technologies, Inc.
1,172,857	Term Loan, 7.32%, Maturing June 21, 2012		1,183,120
7,037,143	Term Loan, 7.34%, Maturing June 21, 2012		7,098,718
			$116,108,801
Electronics / Electrical — 2.7%
AMI Semiconductor, Inc.
$7,746,801	Term Loan, 6.50%, Maturing April 1, 2012		$7,801,671
Aspect Software, Inc.
4,350,000	Term Loan, 7.44%, Maturing September 22, 2010		4,412,531
Avago Technologies Finance PTE
11,741,000	Term Loan, 8.20%, Maturing December 1, 2012		11,810,718
Communications & Power, Inc.
6,842,205	Term Loan, 8.08%, Maturing July 23, 2010		6,910,627
Enersys Capital, Inc.
8,352,313	Term Loan, 6.82%, Maturing March 17, 2011		8,456,716
Fairchild Semiconductor Corp.
17,442,897	Term Loan, 6.63%, Maturing December 31, 2010		17,573,719

Principal Amount	Borrower/Tranche Description	Value
Electronics / Electrical (continued)
FCI International S.A.S.
$750,000	Term Loan, 5.51%, Maturing November 1, 2013	EUR	957,433
735,755	Term Loan, 7.73%, Maturing November 1, 2013		745,872
764,245	Term Loan, 7.73%, Maturing November 1, 2013		770,932
764,245	Term Loan, 8.23%, Maturing November 1, 2013		774,753
735,755	Term Loan, 8.23%, Maturing November 1, 2013		745,872
750,000	Term Loan, 6.01%, Maturing October 31, 2014	EUR	953,300
Ganymed 347 VV GmbH
494,190	Term Loan, 5.75%, Maturing April 30, 2013	EUR	628,684
1,005,810	Term Loan, 5.75%, Maturing April 30, 2013	EUR	1,279,540
494,190	Term Loan, 6.25%, Maturing April 30, 2014	EUR	631,689
1,005,810	Term Loan, 6.25%, Maturing April 30, 2014	EUR	1,285,437
Infor Global Solutions
1,487,603	Term Loan, 7.80%, Maturing April 18, 2011		1,490,083
6,694,215	Term Loan, 7.80%, Maturing April 18, 2011		6,705,374
3,068,182	Term Loan, 7.80%, Maturing April 18, 2011		3,073,296
Invensys International Holding, Ltd.
5,295,963	Term Loan, 8.50%, Maturing September 4, 2009		5,362,163
Network Solutions, LLC
6,882,750	Term Loan, 9.96%, Maturing January 9, 2012		6,917,164
Open Solutions, Inc.
7,966,724	Term Loan, 7.33%, Maturing September 3, 2011		8,066,308
Rayovac Corp.
29,461,073	Term Loan, 7.41%, Maturing February 7, 2012		29,682,031
Securityco, Inc.
12,540,746	Term Loan, 8.25%, Maturing June 30, 2010		12,650,478
Spectrum Brands, Inc.
9,303,777	Term Loan, 5.27%, Maturing February 7, 2012	EUR	11,729,265
SSA Global Technologies, Inc.
2,927,875	Term Loan, 6.97%, Maturing September 22, 2011		2,957,154
Telcordia Technologies, Inc.
15,201,450	Term Loan, 7.31%, Maturing September 15, 2012		15,217,290
Vertafore, Inc.
1,027,778	Term Loan, 1.25%, Maturing January 31, 2012(2)		1,042,552
8,037,222	Term Loan, 7.32%, Maturing January 31, 2012		8,152,757
Viasystems, Inc.
8,392,513	Term Loan, 11.00%, Maturing September 30, 2009		8,471,192
			$187,256,601
Equipment Leasing — 1.4%
Ashtead Group, PLC
$5,073,750	Term Loan, 6.50%, Maturing November 12, 2009		$5,132,418
Carey International, Inc.
2,977,500	Term Loan, 8.50%, Maturing May 2, 2011		2,947,725

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Equipment Leasing (continued)
The Hertz Corp.
$29,500,000	Revolving Loan, 2.18%, Maturing December 21, 2010(2)		$29,500,000
3,369,500	Term Loan, 1.13%, Maturing December 21, 2012(2)		3,404,917
2,875,000	Term Loan, 4.93%, Maturing December 21, 2012		2,907,758
19,581,424	Term Loan, 7.10%, Maturing December 21, 2012		19,804,534
United Rentals, Inc.
5,212,716	Term Loan, 6.83%, Maturing February 14, 2011		5,276,791
25,375,285	Term Loan, 7.00%, Maturing February 14, 2011		25,687,198
			$94,661,341
Farming / Agriculture — 0.2%
Central Garden & Pet Co.
$15,050,000	Term Loan, 6.52%, Maturing February 28, 2014		$15,150,338
			$15,150,338
Financial Intermediaries — 2.6%
AIMCO Properties, L.P.
$38,718,750	Term Loan, 6.36%, Maturing November 2, 2009		$38,960,742
Ameritrade Holding Corp.
30,300,000	Term Loan, 6.49%, Maturing December 31, 2012		30,455,288
Blitz F04-506 GmbH
1,500,000	Term Loan, 5.64%, Maturing June 30, 2014	EUR	1,919,195
Coinstar, Inc.
6,461,469	Term Loan, 7.03%, Maturing July 7, 2011		6,558,391
Extensity S.A.R.L.- GEAC U.S.
6,100,000	Term Loan, 7.56%, Maturing March 14, 2011		6,126,688
Fidelity National Information Solutions, Inc.
45,612,450	Term Loan, 6.60%, Maturing March 9, 2013		45,958,329
Geo Group, Inc.
5,652,558	Term Loan, 7.00%, Maturing September 14, 2011		5,709,084
LPL Holdings, Inc.
25,860,188	Term Loan, 8.20%, Maturing June 30, 2013		26,143,046
The Macerich Partnership, L.P.
10,900,000	Revolving Loan, 5.23%, Maturing July 30, 2007(2)		10,573,000
11,280,000	Term Loan, 6.38%, Maturing April 25, 2010		11,350,500
			$183,754,263
Food Products — 2.2%
Acosta, Inc.
$11,645,813	Term Loan, 7.13%, Maturing December 6, 2012		$11,787,752
American Seafoods Group, LLC
4,104,375	Term Loan, 6.73%, Maturing September 30, 2012		4,158,245

Principal Amount	Borrower/Tranche Description	Value
Food Products (continued)
BF Bolthouse HoldCo, LLC
$6,433,875	Term Loan, 7.37%, Maturing December 16, 2012		$6,545,130
BL Marketing, Ltd.
2,200,000	Term Loan, 7.19%, Maturing December 20, 2013	GBP	4,069,641
2,200,000	Term Loan, 7.69%, Maturing December 20, 2014	GBP	4,087,972
2,500,000	Term Loan, 9.60%, Maturing June 30, 2015	GBP	4,691,809
Black Lion Beverages III B.V.
1,500,000	Term Loan, 5.44%, Maturing December 31, 2013	EUR	1,916,716
1,500,000	Term Loan, 5.78%, Maturing December 31, 2014	EUR	1,925,768
2,000,000	Term Loan, 7.69%, Maturing January 24, 2016	EUR	2,586,220
Charden International B.V.
1,000,000	Term Loan, 5.47%, Maturing March 14, 2014	EUR	1,261,382
1,000,000	Term Loan, 5.97%, Maturing March 14, 2015	EUR	1,266,736
1,500,000	Term Loan, 8.47%, Maturing March 14, 2016	EUR	1,915,455
Chiquita Brands, LLC
5,684,550	Term Loan, 7.00%, Maturing June 28, 2012		5,746,131
Del Monte Corp.
5,445,000	Term Loan, 6.50%, Maturing February 8, 2012		5,472,906
Doane Pet Care Co.
3,751,150	Term Loan, 7.17%, Maturing October 21, 2012		3,802,728
1,668,623	Term Loan, 5.07%, Maturing October 24, 2012	EUR	2,118,959
Dole Food Company, Inc.
1,190,698	Term Loan, 6.67%, Maturing April 12, 2013		1,192,434
8,930,233	Term Loan, 6.72%, Maturing April 12, 2013		8,943,253
2,679,070	Term Loan, 6.81%, Maturing April 12, 2013		2,682,976
Herbalife International, Inc.
4,200,070	Term Loan, 6.75%, Maturing December 21, 2010		4,239,446
Interstate Brands Corp.
8,250,000	Revolving Loan, 1.49%, Maturing September 22, 2006(2)		8,250,000
Michael Foods, Inc.
16,529,879	Term Loan, 6.70%, Maturing November 21, 2010		16,743,395
Nash-Finch Co.
6,300,000	Term Loan, 7.25%, Maturing November 12, 2010		6,347,250
Pinnacle Foods Holdings Corp.
1,000,000	Revolving Loan, 0.00%, Maturing November 25, 2009(2)		972,500
26,010,916	Term Loan, 8.24%, Maturing November 25, 2010		26,453,101
Reddy Ice Group, Inc.
13,335,000	Term Loan, 6.79%, Maturing August 9, 2012		13,468,350
United Biscuits, Ltd.
1,547,559	Term Loan, 9.12%, Maturing January 14, 2011	GBP	2,862,146
			$155,508,401

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Food Service — 2.2%
AFC Enterprises, Inc.
$4,184,972	Term Loan, 7.25%, Maturing May 11, 2011	$4,221,591
Buffets, Inc.
227,273	Term Loan, 4.98%, Maturing June 28, 2009	228,977
9,686,667	Term Loan, 8.20%, Maturing June 28, 2009	9,759,317
Burger King Corp.
11,619,279	Term Loan, 6.50%, Maturing June 30, 2012	11,676,341
Carrols Corp.
11,195,448	Term Loan, 7.38%, Maturing December 31, 2010	11,372,123
CKE Restaurants, Inc.
3,126,224	Term Loan, 6.94%, Maturing May 1, 2010	3,161,394
Denny's, Inc.
8,660,472	Term Loan, 8.18%, Maturing September 30, 2009	8,821,055
Domino's, Inc.
6,592,593	Revolving Loan, 0.00%, Maturing June 25, 2009(2)	6,526,667
35,911,022	Term Loan, 6.49%, Maturing June 25, 2010	36,262,662
Dunkin' Brands, Inc.
10,425,000	Term Loan, 7.33%, Maturing March 1, 2013	10,448,456
Jack in the Box, Inc.
12,679,974	Term Loan, 6.52%, Maturing January 8, 2011	12,819,986
Landry's Restaurants, Inc.
7,954,312	Term Loan, 6.86%, Maturing December 28, 2010	8,048,770
Maine Beverage Co., LLC
3,751,786	Term Loan, 6.73%, Maturing June 30, 2010	3,742,406
Sagittarius Restaurants, LLC
2,875,000	Term Loan, 7.07%, Maturing March 29, 2013	2,914,531
Weight Watchers International, Inc.
2,000,000	Revolving Loan, 3.62%, Maturing March 31, 2009(2)	2,000,000
4,481,750	Term Loan, 6.58%, Maturing March 31, 2010	4,488,284
12,060,494	Term Loan, 6.68%, Maturing March 31, 2010	12,078,078
Weightwatchers.com, Inc.
3,625,619	Term Loan, 7.26%, Maturing December 16, 2010	3,670,939
		$152,241,577
Food / Drug Retailers — 1.7%
Cumberland Farms, Inc.
$10,142,097	Term Loan, 7.11%, Maturing September 8, 2008	$10,192,807
General Nutrition Centers, Inc.
4,390,318	Term Loan, 7.90%, Maturing December 7, 2009	4,460,291
7,000,000	Revolving Loan, 0.00%, Maturing December 15, 2009(2)	6,895,000
Giant Eagle, Inc.
13,117,125	Term Loan, 6.42%, Maturing November 7, 2012	13,201,153
Roundy's Supermarkets, Inc.
24,363,938	Term Loan, 7.79%, Maturing November 3, 2011	24,714,169

Principal Amount	Borrower/Tranche Description	Value
Food / Drug Retailers (continued)
The Jean Coutu Group (PJC), Inc.
$28,938,020	Term Loan, 7.62%, Maturing July 30, 2011		$29,235,445
The Pantry, Inc.
5,785,500	Term Loan, 6.75%, Maturing January 2, 2012		5,848,782
Winn-Dixie Stores, Inc.
23,000,000	DIP Revolving Loan, 0.00%, Maturing February 23, 2007(2)		22,942,500
			$117,490,147
Forest Products — 2.7%
Appleton Papers, Inc.
$14,159,001	Term Loan, 7.00%, Maturing June 11, 2010		$14,371,386
Boise Cascade Holdings, LLC
17,031,730	Term Loan, 6.75%, Maturing October 29, 2011		17,268,812
Buckeye Technologies, Inc.
10,218,438	Term Loan, 6.88%, Maturing March 15, 2008		10,250,370
Georgia-Pacific Corp.
63,964,687	Term Loan, 6.88%, Maturing December 20, 2012		64,394,466
18,700,000	Term Loan, 7.94%, Maturing December 23, 2013		19,127,950
NewPage Corp.
15,000,000	Revolving Loan, 1.97%, Maturing May 2, 2010(2)		14,925,000
15,195,248	Term Loan, 7.96%, Maturing May 2, 2011		15,252,230
RLC Industries Co.
21,081,360	Term Loan, 6.48%, Maturing February 24, 2010		21,199,942
Xerium Technologies, Inc.
10,065,916	Term Loan, 7.23%, Maturing November 19, 2011		10,078,498
1,985,000	Term Loan, 5.05%, Maturing May 18, 2012	EUR	2,531,660
			$189,400,314
Healthcare — 6.0%
Accellent, Inc.
$3,241,875	Term Loan, 6.80%, Maturing November 22, 2012		$3,266,189
Alliance Imaging, Inc.
10,299,093	Term Loan, 7.56%, Maturing December 29, 2011		10,355,419
AMN Healthcare, Inc.
3,750,000	Term Loan, 6.73%, Maturing November 2, 2011		3,795,705
AMR HoldCo, Inc.
6,618,654	Term Loan, 6.84%, Maturing February 10, 2012		6,707,596
Angiotech Pharmaceuticals, Inc.
4,000,000	Term Loan, 6.45%, Maturing March 23, 2013		4,015,624
Carl Zeiss Topco GMBH
3,140,000	Term Loan, 7.86%, Maturing February 28, 2013		3,174,933
6,280,000	Term Loan, 8.36%, Maturing February 28, 2014		6,373,415
2,875,000	Term Loan, 10.61%, Maturing August 31, 2014		2,934,297

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Healthcare (continued)
Community Health Systems, Inc.
$46,029,552	Term Loan, 6.56%, Maturing August 19, 2011	$46,523,403
Concentra Operating Corp.
15,470,361	Term Loan, 6.69%, Maturing September 30, 2011	15,654,072
CRC Health Corp.
3,475,000	Term Loan, 7.23%, Maturing February 6, 2013	3,518,438
Davita, Inc.
49,179,508	Term Loan, 6.95%, Maturing October 5, 2012	49,773,744
DJ Orthopedics, LLC
2,650,000	Term Loan, 6.56%, Maturing April 7, 2013	2,650,000
Encore Medical IHC, Inc.
8,170,488	Term Loan, 7.65%, Maturing October 4, 2010	8,262,405
FGX International, Inc.
4,000,000	Term Loan, 8.93%, Maturing December 12, 2012	3,990,000
FHC Health Systems, Inc.
2,321,429	Term Loan, 10.82%, Maturing December 18, 2009	2,367,857
1,625,000	Term Loan, 12.82%, Maturing December 18, 2009	1,657,500
3,250,000	Term Loan, 13.82%, Maturing February 7, 2011	3,306,875
Fresenius Medical Care Holdings
27,700,000	Term Loan, 6.38%, Maturing March 31, 2013	27,757,699
Gentiva Health Services, Inc.
6,042,162	Term Loan, 7.27%, Maturing February 28, 2014	6,116,432
Hanger Orthopedic Group, Inc.
4,638,594	Term Loan, 8.73%, Maturing September 30, 2009	4,703,827
Healthcare Partners, LLC
4,569,500	Term Loan, 6.89%, Maturing March 2, 2011	4,618,051
Healthsouth Corp.
15,500,000	Term Loan, 8.15%, Maturing March 10, 2013	15,689,596
Iasis Healthcare, LLC
11,927,550	Term Loan, 7.26%, Maturing June 22, 2011	12,099,009
Kinetic Concepts, Inc.
9,009,339	Term Loan, 6.73%, Maturing August 11, 2010	9,123,829
Leiner Health Products, Inc.
8,203,875	Term Loan, 8.61%, Maturing May 27, 2011	8,321,806
Lifecare Holdings, Inc.
9,203,750	Term Loan, 7.07%, Maturing August 11, 2012	8,756,982
Lifepoint Hospitals, Inc.
31,523,355	Term Loan, 6.19%, Maturing April 15, 2012	31,729,140
Magellan Health Services, Inc.
3,679,054	Term Loan, 4.71%, Maturing August 15, 2008	3,725,042
4,138,936	Term Loan, 7.16%, Maturing August 15, 2008	4,190,673
Matria Healthcare, Inc.
1,866,987	Term Loan, 7.02%, Maturing January 19, 2007	1,871,655
3,948,118	Term Loan, 7.15%, Maturing January 19, 2012	3,980,196

Principal Amount	Borrower/Tranche Description	Value
Healthcare (continued)
Medcath Holdings Corp.
$1,525,465	Term Loan, 7.50%, Maturing July 2, 2011		$1,526,418
Moinlycke
2,054,298	Term Loan, 5.30%, Maturing November 4, 2013	EUR	2,627,193
2,242,000	Term Loan, 5.80%, Maturing November 4, 2014	EUR	2,880,090
Multiplan Merger Corp.
3,900,000	Term Loan, 6.86%, Maturing April 12, 2013		3,948,750
National Mentor, Inc.
5,766,945	Term Loan, 7.35%, Maturing September 30, 2011		5,795,779
P&F Capital S.A.R.L.
836,893	Term Loan, 5.28%, Maturing February 21, 2014	EUR	1,070,137
500,938	Term Loan, 5.28%, Maturing February 21, 2014	EUR	640,551
401,974	Term Loan, 5.28%, Maturing February 21, 2014	EUR	514,006
260,194	Term Loan, 5.78%, Maturing February 21, 2014	EUR	332,711
378,378	Term Loan, 5.78%, Maturing February 21, 2015	EUR	485,859
140,541	Term Loan, 5.78%, Maturing February 21, 2015	EUR	180,462
291,892	Term Loan, 5.78%, Maturing February 21, 2015	EUR	374,805
1,189,189	Term Loan, 5.78%, Maturing February 21, 2015	EUR	1,526,985
PER-SE Technologies, Inc.
6,991,954	Term Loan, 7.23%, Maturing January 6, 2013		7,088,093
Quintlles Transnational Corp.
13,475,000	Term Loan, 6.82%, Maturing March 31, 2013		13,582,382
Renal Advantage, Inc.
2,338,250	Term Loan, 7.42%, Maturing October 5, 2012		2,366,749
Select Medical Holding Corp.
9,850,500	Term Loan, 6.52%, Maturing February 24, 2012		9,779,360
Sirona Dental Systems GmbH
1,500,000	Term Loan, 5.14%, Maturing June 30, 2013	EUR	1,912,897
Sunrise Medical Holdings, Inc.
7,236,913	Term Loan, 8.06%, Maturing May 13, 2010		7,255,005
Talecris Biotherapeutics, Inc.
7,558,650	Term Loan, 8.02%, Maturing March 31, 2010		7,596,443
Vanguard Health Holding Co., LLC
15,023,301	Term Loan, 6.95%, Maturing September 23, 2011		15,232,215
Ventiv Health, Inc.
3,631,750	Term Loan, 6.48%, Maturing October 5, 2011		3,649,909
VWR International, Inc.
2,752,794	Term Loan, 5.53%, Maturing April 7, 2011	EUR	3,502,954
8,577,984	Term Loan, 7.34%, Maturing April 7, 2011		8,709,338
			$423,590,500
Home Furnishings — 1.1%
Interline Brands, Inc.
$1,006,694	Term Loan, 6.65%, Maturing December 31, 2010		$1,019,278
3,005,435	Term Loan, 7.23%, Maturing December 31, 2010		3,043,002

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Home Furnishings (continued)
Knoll, Inc.
$9,060,625	Term Loan, 6.73%, Maturing October 3, 2012		$9,196,534
National Bedding Co., LLC
4,778,887	Term Loan, 6.92%, Maturing August 31, 2011		4,838,624
1,500,000	Term Loan, 9.91%, Maturing August 31, 2012		1,529,063
Oreck Corp.
3,547,827	Term Loan, 7.73%, Maturing February 2, 2012		3,598,827
Sanitec Ltd. Oy
4,478,261	Term Loan, 5.37%, Maturing April 7, 2013	EUR	5,559,951
4,478,261	Term Loan, 5.87%, Maturing April 7, 2014	EUR	5,592,387
Sealy Mattress Co.
5,000,000	Revolving Loan, 0.00%, Maturing April 6, 2012(2)		4,925,000
18,785,545	Term Loan, 6.62%, Maturing April 6, 2012		19,029,175
Simmons Co.
19,860,126	Term Loan, 7.35%, Maturing December 19, 2011		20,201,482
			$78,533,323
Industrial Equipment — 1.8%
Aearo Technologies, Inc.
$6,300,000	Term Loan, 7.45%, Maturing March 22, 2013		$6,415,498
Alliance Laundry Holdings, LLC
3,938,250	Term Loan, 7.09%, Maturing January 27, 2012		3,989,940
Amsted Industries, Inc.
13,000,000	Term Loan, 7.00%, Maturing October 15, 2010		13,186,875
8,500,000	Term Loan, 0.00%, Maturing April 5, 2013(2)		8,489,375
Colfax Corp.
4,987,500	Term Loan, 5.05%, Maturing December 19, 2011	EUR	6,321,770
2,023,598	Term Loan, 7.00%, Maturing December 19, 2011		2,052,688
Douglas Dynamics Holdings, Inc.
4,751,017	Term Loan, 6.73%, Maturing December 16, 2010		4,810,405
Flowserve Corp.
13,921,469	Term Loan, 6.66%, Maturing August 10, 2012		14,123,762
Gleason Corp.
5,555,510	Term Loan, 7.47%, Maturing July 27, 2011		5,624,954
746,250	Term Loan, 10.50%, Maturing January 31, 2012		759,309
GSCP Athena (Finnish) Holdings
6,108,696	Term Loan, 5.07%, Maturing August 31, 2013	EUR	7,724,636
5,891,304	Term Loan, 5.57%, Maturing August 31, 2014	EUR	7,635,492
Heating Finance PLC (Baxi)
3,253,597	Term Loan, 0.00%, Maturing December 27, 2010(2)	EUR	4,083,025
3,107,987	Term Loan, 6.85%, Maturing December 27, 2010	GBP	5,618,163
John Maneely Co.
3,600,000	Term Loan, 8.09%, Maturing March 24, 2013		3,660,750

Principal Amount	Borrower/Tranche Description	Value
Industrial Equipment (continued)
Mainline, L.P.
$7,511,111	Term Loan, 7.31%, Maturing December 17, 2011	$7,567,444
Maxim Crane Works, L.P.
8,623,958	Term Loan, 6.94%, Maturing January 28, 2010	8,747,928
MTD Products, Inc.
10,827,360	Term Loan, 6.50%, Maturing June 1, 2010	10,922,100
Nacco Materials Handling Group, Inc.
5,575,000	Term Loan, 0.00%, Maturing March 22, 2013(2)	5,630,750
Terex Corp.
1,584,854	Term Loan, 7.26%, Maturing June 30, 2009	1,606,645
		$128,971,509
Insurance — 0.7%
ARG Holding, Inc.
$7,930,125	Term Loan, 7.88%, Maturing November 30, 2011	$8,026,777
500,000	Term Loan, 12.13%, Maturing November 30, 2012	508,125
CCC Information Services Group
5,275,000	Term Loan, 7.58%, Maturing February 10, 2013	5,350,828
Conseco, Inc.
20,513,984	Term Loan, 6.65%, Maturing June 22, 2010	20,702,036
U.S.I. Holdings Corp.
13,767,688	Term Loan, 7.38%, Maturing March 24, 2011	13,922,575
		$48,510,341
Leisure Goods / Activities / Movies — 5.3%
24 Hour Fitness Worldwide, Inc.
$11,530,000	Term Loan, 7.85%, Maturing June 8, 2012	$11,693,346
Alliance Atlantis Communications, Inc.
6,535,980	Term Loan, 6.48%, Maturing December 20, 2011	6,591,810
Alpha D2, Ltd.
46,000,000	Term Loan, 6.73%, Maturing December 31, 2007	46,000,000
AMC Entertainment, Inc.
13,441,313	Term Loan, 7.11%, Maturing January 26, 2013	13,592,527
AMF Bowling Worldwide, Inc.
5,216,251	Term Loan, 7.85%, Maturing August 27, 2009	5,266,786
Carmike Cinemas, Inc.
7,015,000	Term Loan, 0.00%, Maturing May 19, 2012(2)	6,997,463
10,260,549	Term Loan, 7.43%, Maturing May 19, 2012	10,372,779
Century California Subsidiary
5,850,000	Term Loan, 6.70%, Maturing March 1, 2013	5,915,813
Cinemark, Inc.
18,596,273	Term Loan, 6.28%, Maturing March 31, 2011	18,844,998
Dave & Buster's, Inc.
500,000	Term Loan, 0.00%, Maturing March 8, 2013(2)	502,813
500,000	Term Loan, 7.38%, Maturing March 8, 2013	502,813

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Leisure Goods / Activities / Movies (continued)
Deluxe Entertainment Services
$3,900,000	Term Loan, 4.88%, Maturing January 28, 2011		$3,841,500
3,500,000	Term Loan, 8.73%, Maturing January 28, 2011		3,556,875
Easton-Bell Sports, Inc.
4,150,000	Term Loan, 6.80%, Maturing March 16, 2013		4,200,144
Fender Musical Instruments Co.
2,089,598	Term Loan, 7.37%, Maturing March 30, 2012		2,120,942
500,000	Term Loan, 9.62%, Maturing March 30, 2012		510,000
HEI Acquisition, LLC
4,675,000	Term Loan, 7.55%, Maturing December 31, 2011		4,739,281
Lions Gate Entertainment, Inc.
1,022,500	Revolving Loan, 0.00%, Maturing December 31, 2008(2)		1,007,163
Metro-Goldwyn-Mayer Holdings, Inc.
4,076,923	Term Loan, 7.23%, Maturing April 8, 2011		4,115,711
60,815,000	Term Loan, 7.23%, Maturing April 8, 2012		61,556,213
New England Sports Ventures
10,585,000	Term Loan, 5.84%, Maturing February 27, 2007		10,598,231
Red Football, Ltd.
4,048,025	Term Loan, 7.35%, Maturing May 11, 2012	GBP	7,413,077
2,750,000	Term Loan, 7.85%, Maturing May 11, 2013	GBP	5,061,019
2,750,000	Term Loan, 8.35%, Maturing May 11, 2014	GBP	5,086,012
Regal Cinemas Corp.
44,099,940	Term Loan, 6.48%, Maturing November 10, 2010		44,438,981
Six Flags Theme Parks, Inc.
3,275,000	Revolving Loan, 6.35%, Maturing June 30, 2008(2)		3,249,072
25,648,350	Term Loan, 7.15%, Maturing June 30, 2009		25,863,617
Southwest Sports Group, LLC
8,000,000	Term Loan, 7.44%, Maturing December 22, 2010		8,100,000
Universal City Development Partners, Ltd.
15,214,500	Term Loan, 6.94%, Maturing June 9, 2011		15,407,846
WMG Acquisition Corp.
4,390,000	Revolving Loan, 0.00%, Maturing February 28, 2010(2)		4,287,933
30,102,044	Term Loan, 6.81%, Maturing February 28, 2011		30,445,388
Yankees Holdings & YankeeNets, LLC
2,935,429	Term Loan, 7.32%, Maturing June 25, 2007		2,950,106
			$374,830,259
Lodging and Casinos — 4.3%
Alliance Gaming Corp.
$14,544,340	Term Loan, 8.18%, Maturing September 4, 2009		$14,698,874
Ameristar Casinos, Inc.
8,179,500	Term Loan, 6.50%, Maturing November 10, 2012		8,256,183

Principal Amount	Borrower/Tranche Description	Value
Lodging and Casinos (continued)
Aztar Corp.
$1,965,000	Term Loan, 6.48%, Maturing July 22, 2009		$1,969,913
Boyd Gaming Corp.
25,029,188	Term Loan, 6.54%, Maturing June 30, 2011		25,313,369
CCM Merger, Inc.
11,128,447	Term Loan, 6.92%, Maturing July 13, 2012		11,218,865
Choctaw Resort Development Enterprise
4,172,852	Term Loan, 6.94%, Maturing November 4, 2011		4,217,189
Columbia Entertainment
3,144,911	Term Loan, 7.48%, Maturing October 24, 2011		3,172,429
Gala Electric Casinos, Ltd.
5,000,000	Term Loan, 3.69%, Maturing December 12, 2012(2)	GBP	9,021,451
11,875,000	Term Loan, 7.13%, Maturing December 12, 2013	GBP	21,846,674
11,875,000	Term Loan, 7.63%, Maturing December 12, 2014	GBP	21,945,229
Globalcash Access, LLC
3,075,150	Term Loan, 6.75%, Maturing March 10, 2010		3,114,552
Green Valley Ranch Gaming, LLC
2,982,363	Term Loan, 6.98%, Maturing December 17, 2011		3,015,915
Herbst Gaming, Inc.
3,197,700	Term Loan, 7.11%, Maturing January 31, 2011		3,236,674
Isle of Capri Casinos, Inc.
15,678,428	Term Loan, 6.76%, Maturing February 4, 2011		15,895,966
4,962,500	Term Loan, 6.73%, Maturing February 4, 2012		5,031,353
MGM Mirage
17,678,571	Revolving Loan, 3.47%, Maturing April 25, 2010(2)		17,247,656
6,821,429	Term Loan, 6.28%, Maturing April 25, 2010		6,835,924
Penn National Gaming, Inc.
47,834,294	Term Loan, 6.66%, Maturing October 3, 2012		48,514,449
Pinnacle Entertainment, Inc.
5,100,000	Term Loan, 0.00%, Maturing December 14, 2011(2)		5,109,563
6,425,000	Term Loan, 6.93%, Maturing December 14, 2011		6,483,230
Resorts International Holdings, LLC
10,436,824	Term Loan, 8.98%, Maturing April 26, 2012		10,568,589
2,676,861	Term Loan, 15.98%, Maturing April 26, 2013		2,719,525
Trump Entertainment Resorts Holdings, L.P.
5,447,625	Term Loan, 1.00%, Maturing May 20, 2012(2)		5,508,061
5,433,938	Term Loan, 7.17%, Maturing May 20, 2012		5,494,222
Venetian Casino Resort, LLC
24,400,219	Term Loan, 6.73%, Maturing June 15, 2011		24,688,068
5,947,617	Term Loan, 6.73%, Maturing June 15, 2011		6,017,781
Wynn Las Vegas, LLC
10,725,000	Term Loan, 7.09%, Maturing December 14, 2011		10,851,244
			$301,992,948

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Nonferrous Metals / Minerals — 2.2%
Almatis Holdings 5 BV
$1,007,336	Term Loan, 7.00%, Maturing December 21, 2013	EUR	1,287,660
1,000,000	Term Loan, 7.40%, Maturing December 21, 2013		1,014,411
1,007,336	Term Loan, 7.00%, Maturing December 21, 2014	EUR	1,291,889
1,000,000	Term Loan, 7.90%, Maturing December 21, 2014		1,018,875
Alpha Natural Resources, LLC
8,279,250	Term Loan, 6.32%, Maturing October 26, 2012		8,346,519
Carmeuse Lime, Inc.
6,641,453	Term Loan, 6.94%, Maturing May 2, 2011		6,674,660
CII Carbon, LLC
3,622,625	Term Loan, 7.00%, Maturing August 23, 2012		3,665,644
Compass Minerals Group, Inc.
7,907,040	Term Loan, 6.48%, Maturing December 22, 2012		7,966,343
Foundation Coal Corp.
13,500,000	Revolving Loan, 1.22%, Maturing July 30, 2009(2)		13,474,688
10,050,000	Term Loan, 6.62%, Maturing July 30, 2011		10,217,081
ICG, LLC
969,785	Term Loan, 7.71%, Maturing November 5, 2010		969,483
International Mill Service, Inc.
15,479,650	Term Loan, 7.73%, Maturing December 31, 2010		15,692,496
3,000,000	Term Loan, 10.98%, Maturing October 26, 2011		3,022,500
Magnum Coal Co.
13,750,000	Term Loan, 8.45%, Maturing March 15, 2013		13,921,875
1,375,000	Term Loan, 8.50%, Maturing March 15, 2013		1,392,188
Murray Energy Corp.
10,850,400	Term Loan, 8.00%, Maturing January 28, 2010		11,013,156
Novelis, Inc.
10,322,252	Term Loan, 6.44%, Maturing January 6, 2012		10,444,829
14,166,186	Term Loan, 6.44%, Maturing January 6, 2012		14,334,410
Severstal North America, Inc.
15,200,000	Revolving Loan, 0.00%, Maturing April 7, 2007(2)		15,162,000
Stillwater Mining Co.
4,360,000	Revolving Loan, 2.25%, Maturing June 30, 2007(2)		4,316,400
5,721,530	Term Loan, 7.25%, Maturing June 30, 2007		5,800,201
			$151,027,308
Oil and Gas — 3.6%
Cavallo Energy L.P.
$20,781,250	Revolving Loan, 3.48%, Maturing October 5, 2010(2)		$20,755,273
2,968,750	Term Loan, 7.89%, Maturing October 5, 2010		2,966,895
Citgo Petroleum Corp.
13,740,563	Term Loan, 6.21%, Maturing November 15, 2012		13,793,807
Coffeyville Resources, LLC
1,600,000	Term Loan, 4.46%, Maturing June 24, 2011		1,624,501
2,382,045	Term Loan, 7.50%, Maturing June 24, 2012		2,418,521

Principal Amount	Borrower/Tranche Description	Value
Oil and Gas (continued)
Columbia Natural Resources, LLC
$7,279,412	Revolving Loan, 0.00%, Maturing January 19, 2010(2)		$7,270,312
Dresser Rand Group, Inc.
787,623	Term Loan, 4.89%, Maturing October 29, 2011	EUR	999,570
5,351,368	Term Loan, 6.92%, Maturing October 29, 2011		5,443,348
Dresser, Inc.
1,804,566	Term Loan, 7.50%, Maturing March 31, 2007		1,835,394
Dynegy Holdings, Inc.
5,000,000	Revolving Loan, 0.00%, Maturing May 28, 2009(2)		4,981,250
El Paso Corp.
10,000,000	Revolving Loan, 2.50%, Maturing November 23, 2007(2)		9,950,000
13,019,875	Term Loan, 4.73%, Maturing November 23, 2009		13,171,778
19,652,209	Term Loan, 7.75%, Maturing November 23, 2009		19,897,862
Epco Holdings, Inc.
4,333,334	Revolving Loan, 3.40%, Maturing August 18, 2008(2)		4,279,167
8,215,277	Term Loan, 7.10%, Maturing August 18, 2008		8,293,577
9,063,450	Term Loan, 7.09%, Maturing August 18, 2010		9,190,193
Key Energy Services, Inc.
9,900,932	Term Loan, 8.01%, Maturing June 30, 2012		10,041,198
LB Pacific, L.P.
8,009,100	Term Loan, 7.72%, Maturing March 3, 2012		8,129,237
Lyondell-Citgo Refining, L.P.
13,479,925	Term Loan, 6.98%, Maturing May 21, 2007		13,581,024
Petroleum Geo-Services ASA
16,982,438	Term Loan, 7.48%, Maturing December 16, 2012		17,178,805
Sprague Energy Corp.
4,022,727	Term Loan, 0.00%, Maturing October 5, 2009(2)		4,012,670
5,626,455	Term Loan, 0.00%, Maturing October 5, 2010(2)		5,612,388
22,532,636	Revolving Loan, 3.76%, Maturing October 5, 2010(2)		22,476,305
Targa Resources, Inc.
11,750,000	Term Loan, 6.83%, Maturing October 31, 2007		11,784,275
3,045,816	Term Loan, 7.23%, Maturing October 31, 2012		3,085,476
17,819,688	Term Loan, 7.26%, Maturing October 31, 2012		18,051,718
Universal Compression, Inc.
8,926,362	Term Loan, 6.48%, Maturing February 15, 2012		9,021,204
			$249,845,748
Publishing — 4.8%
American Media Operations, Inc.
$23,000,000	Term Loan, 8.12%, Maturing January 31, 2013		$23,296,125
CBD Media, LLC
8,807,168	Term Loan, 7.41%, Maturing December 31, 2009		8,950,284

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Publishing (continued)
Dex Media East, LLC
$9,453,330	Term Loan, 6.34%, Maturing May 8, 2009		$9,504,737
Dex Media West, LLC
16,269,400	Term Loan, 6.40%, Maturing March 9, 2010		16,367,700
2,621,124	Term Loan, 6.30%, Maturing September 9, 2010		2,635,165
Hanley-Wood, LLC
1,014,570	Term Loan, 1.13%, Maturing August 1, 2012(2)		1,019,008
8,496,227	Term Loan, 7.04%, Maturing August 1, 2012		8,533,398
Herald Media, Inc.
4,128,016	Term Loan, 7.67%, Maturing July 22, 2011		4,146,076
748,750	Term Loan, 10.67%, Maturing January 22, 2012		758,109
Liberty Group Operating, Inc.
9,908,198	Term Loan, 7.25%, Maturing February 28, 2012		10,002,950
Medianews Group, Inc.
12,225,395	Term Loan, 6.25%, Maturing August 25, 2010		12,261,056
Merrill Communications, LLC
16,658,948	Term Loan, 7.00%, Maturing May 5, 2011		16,838,548
Nebraska Book Co., Inc.
11,304,399	Term Loan, 7.61%, Maturing March 4, 2011		11,396,247
Newspaper Holdings, Inc.
2,500,000	Term Loan, 5.94%, Maturing August 24, 2011		2,500,000
16,050,000	Term Loan, 6.19%, Maturing August 24, 2012		16,125,242
R.H. Donnelley Corp.
1,624,786	Term Loan, 6.29%, Maturing December 31, 2009		1,632,080
10,473,485	Term Loan, 6.44%, Maturing June 30, 2011		10,522,585
40,161,693	Term Loan, 6.44%, Maturing June 30, 2011		40,376,036
Retos Cartera, SA
1,000,000	Term Loan, 5.15%, Maturing March 15, 2013	EUR	1,271,459
1,000,000	Term Loan, 5.65%, Maturing March 15, 2014	EUR	1,274,608
Seat Pagine Gialle Spa
17,980,932	Term Loan, 5.09%, Maturing May 25, 2012	EUR	22,919,009
SGS International, Inc.
4,000,000	Term Loan, 1.50%, Maturing December 30, 2011(2)		4,030,000
Siegwerk Druckfarben AG
2,625,000	Term Loan, 5.60%, Maturing September 8, 2013	EUR	3,338,096
2,624,814	Term Loan, 6.10%, Maturing September 8, 2014	EUR	3,352,325
Source Media, Inc.
13,799,120	Term Loan, 7.21%, Maturing November 8, 2011		13,980,233
SP Newsprint Co.
8,463,065	Term Loan, 5.00%, Maturing January 9, 2010		8,590,011
3,157,135	Term Loan, 7.38%, Maturing January 9, 2010		3,204,492
Springer Science+Business Media
3,316,343	Term Loan, 6.94%, Maturing May 5, 2010		3,316,204
3,097,232	Term Loan, 7.73%, Maturing September 15, 2011		3,127,722
3,355,335	Term Loan, 8.23%, Maturing May 5, 2012		3,398,850
3,097,232	Term Loan, 8.23%, Maturing May 5, 2012		3,144,660

Principal Amount	Borrower/Tranche Description	Value
Publishing (continued)
Sun Media Corp.
$9,100,104	Term Loan, 6.42%, Maturing February 7, 2009		$9,192,998
World Directories ACQI Corp.
1,500,000	Term Loan, 5.40%, Maturing November 29, 2012	EUR	1,904,247
7,006,198	Term Loan, 5.90%, Maturing November 29, 2013	EUR	8,925,842
Xsys US, Inc.
7,701,575	Term Loan, 7.48%, Maturing December 31, 2012		7,774,740
254,462	Term Loan, 5.30%, Maturing September 27, 2013	EUR	323,138
2,495,538	Term Loan, 5.30%, Maturing September 27, 2013	EUR	3,169,045
7,866,565	Term Loan, 7.98%, Maturing December 31, 2013		7,980,630
2,750,000	Term Loan, 5.80%, Maturing September 27, 2014	EUR	3,508,266
YBR Acquisition BV
6,000,000	Term Loan, 5.14%, Maturing June 30, 2013	EUR	7,682,039
1,250,000	Term Loan, 5.15%, Maturing June 30, 2013	EUR	1,600,425
6,000,000	Term Loan, 5.64%, Maturing June 30, 2014	EUR	7,713,653
1,250,000	Term Loan, 5.65%, Maturing June 30, 2014	EUR	1,607,011
			$333,195,049
Radio and Television — 4.0%
Adams Outdoor Advertising, L.P.
$17,340,999	Term Loan, 7.09%, Maturing November 18, 2012		$17,590,276
ALM Media Holdings, Inc.
7,908,591	Term Loan, 7.49%, Maturing March 5, 2010		7,958,020
Block Communications, Inc.
6,084,750	Term Loan, 6.98%, Maturing December 22, 2011		6,160,809
DirecTV Holdings, LLC
27,680,000	Term Loan, 6.42%, Maturing April 13, 2013		27,945,977
Emmis Operating Co.
15,141,023	Term Loan, 6.72%, Maturing November 10, 2011		15,258,123
Entravision Communications Corp.
9,054,500	Term Loan, 6.49%, Maturing September 29, 2013		9,129,009
Gray Television, Inc.
8,104,687	Term Loan, 6.49%, Maturing November 22, 2015		8,160,407
HIT Entertainment, Inc.
845,750	Term Loan, 7.17%, Maturing March 20, 2012		852,939
NEP Supershooters, L.P.
2,903,345	Term Loan, 8.48%, Maturing February 3, 2011		2,937,822
4,922,937	Term Loan, 8.84%, Maturing February 3, 2011		4,996,781
Nexstar Broadcasting, Inc.
12,718,321	Term Loan, 6.73%, Maturing October 1, 2012		12,781,913
12,650,561	Term Loan, 6.73%, Maturing October 1, 2012		12,713,814
NextMedia Operating, Inc.
887,846	Term Loan, 6.84%, Maturing November 15, 2012		897,696
1,997,654	Term Loan, 6.90%, Maturing November 15, 2012		2,019,816

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Radio and Television (continued)
PanAmSat Corp.
$1,386,365	Term Loan, 6.75%, Maturing August 20, 2010		$1,402,198
724,889	Term Loan, 6.75%, Maturing August 20, 2010		733,167
27,053,286	Term Loan, 6.90%, Maturing August 20, 2011		27,395,970
Patriot Media and Communications CNJ, Inc.
500,000	Term Loan, 7.02%, Maturing February 6, 2013		507,813
Paxson Communcations Corp.
17,925,000	Term Loan, 8.32%, Maturing January 15, 2012		18,003,422
Rainbow National Services, LLC
5,000,000	Revolving Loan, 0.00%, Maturing March 31, 2010(2)		4,956,250
15,048,582	Term Loan, 7.56%, Maturing March 31, 2012		15,238,254
Raycom TV Broadcasting, LLC
20,347,038	Term Loan, 6.50%, Maturing August 28, 2013		20,448,774
SFX Entertainment
10,024,875	Term Loan, 7.23%, Maturing June 21, 2013		10,068,734
Spanish Broadcasting System
12,350,250	Term Loan, 6.98%, Maturing June 10, 2012		12,481,471
Susquehana Media Co.
16,632,000	Term Loan, 8.00%, Maturing March 9, 2012		16,663,185
TDF SA
4,151,899	Term Loan, 4.85%, Maturing March 11, 2013	EUR	5,294,157
4,151,899	Term Loan, 5.85%, Maturing March 11, 2014	EUR	5,314,471
4,661,720	Term Loan, 6.48%, Maturing March 11, 2015	EUR	5,983,706
Young Broadcasting, Inc.
8,520,613	Term Loan, 7.09%, Maturing November 3, 2012		8,539,256
			$282,434,230
Rail Industries — 0.3%
Railamerica, Inc.
$18,081,292	Term Loan, 7.06%, Maturing September 29, 2011		$18,352,511
2,137,405	Term Loan, 7.06%, Maturing September 29, 2011		2,169,466
			$20,521,977
Retailers (Except Food and Drug) — 3.5%
Advance Stores Company, Inc.
$9,471,536	Term Loan, 6.33%, Maturing September 30, 2010		$9,554,412
11,066,775	Term Loan, 6.44%, Maturing September 30, 2010(2)		11,163,609
Advantage Sales & Marketing, Inc.
5,300,000	Term Loan, 6.90%, Maturing March 29, 2013		5,346,375
Alimentation Couche-Tard, Inc.
5,469,135	Term Loan, 6.75%, Maturing December 17, 2010		5,537,499
American Achievement Corp.
6,267,459	Term Loan, 6.83%, Maturing March 25, 2011		6,298,797

Principal Amount	Borrower/Tranche Description	Value
Retailers (Except Food and Drug) (continued)
Amscan Holdings, Inc.
$10,300,000	Term Loan, 7.77%, Maturing December 23, 2012	$10,405,142
Coinmach Laundry Corp.
25,049,705	Term Loan, 7.77%, Maturing December 15, 2012	25,482,865
FTD, Inc.
6,671,775	Term Loan, 7.30%, Maturing February 28, 2011	6,753,091
Harbor Freight Tools USA, Inc.
14,488,673	Term Loan, 6.65%, Maturing July 15, 2010	14,579,227
Home Interiors & Gifts, Inc.
3,702,133	Term Loan, 9.81%, Maturing March 31, 2011	3,517,026
Josten's Corp.
4,000,000	Revolving Loan, 0.00%, Maturing October 4, 2009(2)	3,960,000
26,067,868	Term Loan, 7.07%, Maturing October 4, 2010	26,419,784
Mapco Express, Inc.
3,625,221	Term Loan, 7.69%, Maturing April 28, 2011	3,681,865
Mauser Werke GMBH & Co. KG
8,325,000	Term Loan, 7.52%, Maturing December 3, 2011	8,377,031
Movie Gallery, Inc.
7,182,770	Term Loan, 9.98%, Maturing April 27, 2011	6,654,161
Musicland Group, Inc.
12,000,000	Revolving Loan, 0.00%, Maturing August 11, 2008(2)	12,030,000
Neiman Marcus Group, Inc.
4,408,228	Term Loan, 7.34%, Maturing April 5, 2013	4,473,959
Oriental Trading Co., Inc.
11,216,597	Term Loan, 7.25%, Maturing August 4, 2010	11,300,722
Pep Boys - Manny, Moe & Jack, (The)
4,200,000	Term Loan, 7.89%, Maturing January 27, 2011	4,273,500
Petro Stopping Center, L.P.
531,250	Term Loan, 7.25%, Maturing February 9, 2008	537,891
Rent-A-Center, Inc.
18,266,715	Term Loan, 6.47%, Maturing June 30, 2010	18,469,932
Savers, Inc.
4,492,122	Term Loan, 8.24%, Maturing August 4, 2009	4,517,390
Sears Canada, Inc.
6,375,000	Term Loan, 6.71%, Maturing December 22, 2012	6,454,688
Shopko Stores, Inc.
11,802,000	Revolving Loan, 3.60%, Maturing December 28, 2010(2)	11,765,119
Stewert Enterprises, Inc.
3,135,311	Term Loan, 6.68%, Maturing November 19, 2011	3,164,705
Travelcenters of America, Inc.
21,156,975	Term Loan, 6.62%, Maturing November 30, 2008	21,400,280
		$246,119,070

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Steel — 0.1%
Gibraltar Industries, Inc.
$6,209,438	Term Loan, 6.69%, Maturing December 8, 2010	$6,256,008
		$6,256,008
Surface Transport — 0.2%
Horizon Lines, LLC
$5,796,750	Term Loan, 7.17%, Maturing July 7, 2011	$5,876,455
Sirva Worldwide, Inc.
7,683,394	Term Loan, 9.50%, Maturing December 1, 2010	7,673,790
		$13,550,245
Telecommunications — 3.7%
Alaska Communications Systems Holdings, Inc.
$2,625,000	Term Loan, 6.73%, Maturing February 1, 2012	$2,651,578
17,150,000	Term Loan, 6.73%, Maturing February 11, 2012	17,323,644
Cellular South, Inc.
6,260,690	Term Loan, 6.83%, Maturing May 4, 2011	6,335,035
Centennial Cellular Operating Co., LLC
4,500,000	Revolving Loan, 0.00%, Maturing February 9, 2010(2)	4,421,250
16,147,788	Term Loan, 7.21%, Maturing February 9, 2011	16,384,966
Cincinnati Bell, Inc.
4,402,875	Term Loan, 6.36%, Maturing August 31, 2012	4,437,275
Consolidated Communications, Inc.
17,442,901	Term Loan, 6.68%, Maturing April 14, 2011	17,653,664
Crown Castle Operating Co.
8,000,000	Revolving Loan, 6.35%, Maturing July 25, 2006(2)	8,000,000
D&E Communications, Inc.
5,686,871	Term Loan, 6.81%, Maturing December 31, 2011	5,718,860
Epicor Software Corp.
2,500,000	Term Loan, 7.77%, Maturing March 30, 2012	2,523,437
Fairpoint Communications, Inc.
21,785,000	Term Loan, 6.75%, Maturing February 8, 2012	21,942,941
Hawaiian Telcom Communications, Inc.
5,175,000	Term Loan, 7.23%, Maturing October 31, 2012	5,229,984
Intelsat, Ltd.
20,503,115	Term Loan, 6.75%, Maturing July 28, 2011	20,701,749
Iowa Telecommunications Services
7,998,000	Term Loan, 6.69%, Maturing November 23, 2011	8,086,314
IPC Acquisition Corp.
3,058,800	Term Loan, 7.59%, Maturing August 5, 2011	3,109,270
Madison River Capital, LLC
3,660,000	Term Loan, 7.26%, Maturing July 31, 2012	3,706,321

Principal Amount	Borrower/Tranche Description	Value
Telecommunications (continued)
Nextel Partners Operation Corp.
$22,059,091	Term Loan, 6.32%, Maturing May 31, 2012		$22,132,614
NTelos, Inc.
11,153,812	Term Loan, 7.50%, Maturing February 18, 2011		11,323,908
Qwest Corp.
14,756,000	Term Loan, 9.65%, Maturing June 4, 2007		15,131,053
Satbirds Finance SARL
3,000,000	Term Loan, 4.17%, Maturing April 4, 2012	EUR	3,780,133
3,500,000	Term Loan, 4.67%, Maturing April 4, 2013	EUR	4,449,472
3,500,000	Term Loan, 4.67%, Maturing April 4, 2013	EUR	4,449,419
Stratos Global Corp.
7,575,000	Term Loan, 7.73%, Maturing February 13, 2012		7,672,058
Syniverse Holdings, Inc.
3,705,724	Term Loan, 6.73%, Maturing February 15, 2012		3,754,361
Triton PCS, Inc.
15,025,716	Term Loan, 8.25%, Maturing November 18, 2009		15,157,191
Valor Telecom Enterprise, LLC
6,300,000	Revolving Loan, 0.00%, Maturing February 14, 2011(2)		6,321,937
14,838,333	Term Loan, 6.75%, Maturing February 14, 2012		14,890,000
Westcom Corp.
4,295,614	Term Loan, 7.54%, Maturing December 17, 2010		4,306,353
Winstar Communications, Inc.
127,026	DIP Loan, 0.00%, Maturing December 31, 2006(3)		175,507
			$261,770,294
Utilities — 2.6%
Allegheny Energy Supply Co., LLC
$16,823,852	Term Loan, 6.34%, Maturing July 21, 2011		$16,878,176
Astoria Generating Co.
817,259	Term Loan, 6.94%, Maturing February 23, 2012		828,155
3,782,741	Term Loan, 6.94%, Maturing February 23, 2013		3,833,176
Calpine Corp.
7,350,000	DIP Revolving Loan, 0.00%, Maturing February 27, 2008(2)		7,285,688
2,893,656	DIP Loan, 7.23%, Maturing February 27, 2008		2,950,323
7,275,000	DIP Loan, 8.98%, Maturing February 27, 2008		7,487,190
Cellnet Technology, Inc.
3,984,888	Term Loan, 7.89%, Maturing April 26, 2012		4,049,642
Cogentrix Delaware Holdings, Inc.
8,344,028	Term Loan, 6.50%, Maturing April 14, 2012		8,442,246
Covanta Energy Corp.
6,790,244	Term Loan, 4.96%, Maturing June 24, 2012		6,896,341
4,865,899	Term Loan, 7.96%, Maturing June 24, 2012		4,941,929

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Utilities (continued)
KGen, LLC
$5,771,700	Term Loan, 7.60%, Maturing August 5, 2011		$5,829,417
La Paloma Generating Co., LLC
2,027,454	Term Loan, 6.73%, Maturing August 16, 2012		2,051,530
161,473	Term Loan, 6.73%, Maturing August 16, 2012		163,390
344,262	Term Loan, 6.75%, Maturing August 16, 2012		348,350
Mirant North America, LLC
7,780,500	Term Loan, 6.60%, Maturing January 3, 2013		7,854,835
NRG Energy, Inc.
56,850,000	Term Loan, 6.82%, Maturing February 1, 2013		57,532,996
13,175,000	Term Loan, 6.98%, Maturing February 1, 2013		13,333,508
Pike Electric, Inc.
6,381,711	Term Loan, 6.38%, Maturing July 1, 2012		6,477,437
3,244,392	Term Loan, 6.44%, Maturing July 1, 2012		3,293,058
Plains Resources, Inc.
11,240,640	Term Loan, 6.25%, Maturing August 12, 2011		11,324,945
Reliant Energy, Inc.
1,542,925	Term Loan, 7.47%, Maturing December 22, 2010		1,543,408
Wolf Hollow I L.P.
2,851,939	Term Loan, 7.19%, Maturing June 22, 2012		2,884,024
2,887,500	Term Loan, 7.20%, Maturing June 22, 2012		2,919,984
			$179,149,748
	Total Senior Floating Rate Interests (identified cost $6,844,988,803)		$6,907,910,812
Corporate Bonds & Notes — 1.0%
Shares	Security	Value
Cable and Satellite Television — 0.2%
Iesy Hessen & ISH NRW, Variable Rate
13,500	5.693%, 4/15/13	EUR	17,006,976
			$17,006,976
Financial Intermediaries — 0.2%
Alzette, Variable Rate
1,180	8.691%, 12/15/20(4)		$1,207,287
Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
1,140	6.73%, 2/24/19(4)		1,144,834
Babson Ltd., Series 2005-1A, Class C1, Variable Rate
1,500	7.02%, 4/15/19(4)		1,511,445
Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,500	7.12%, 1/15/19(4)		1,516,380

Shares	Security	Value
Financial Intermediaries (continued)
Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
1,500	7.19%, 8/11/16(4)	$1,500,000
Centurion CDO 8 Ltd., Series 2005 8A, Class D, Variable Rate
1,000	10.36%, 3/8/17	1,035,420
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, Variable Rate
2,000	6.58%, 1/15/18(4)	2,015,000
Stanfield Vantage Ltd., Series 2005-1A, Class D, Variable Rate
1,500	6.98%, 3/21/17(4)	1,507,875
		$11,438,241
Radio and Television — 0.1%
Echostar DBS Corp., Sr. Notes, Variable Rate
5,000	8.24%, 10/1/08	$5,125,000
Paxson Communications Corp., Variable Rate
3,000	8.318%, 1/15/12(4)	3,090,000
		$8,215,000
Real Estate — 0.2%
Assemblies of God, Variable Rate
10,810	6.90%, 6/15/29(4)	$10,810,248
		$10,810,248
Telecommunications — 0.3%
Qwest Corp., Sr. Notes, Variable Rate
5,850	8.16%, 6/15/13(4)	$6,398,437
Rogers Wireless, Inc., Variable Rate
6,589	8.035%, 12/15/10	6,819,615
Rural Cellular Corp., Variable Rate
11,000	9.41%, 3/15/10	11,288,750
		$24,506,802
	Total Corporate Bonds & Notes (identified cost $70,238,841)	$71,977,267
Common Stocks — 0.1%
Shares	Security	Value
105,145	Hayes Lemmerz International(5)	$351,185
86,020	Maxim Crane Works, L.P.(5)	4,171,950
	Total Common Stocks (identified cost $2,549,911)	$4,523,135

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Preferred Stocks — 0.0%
Shares	Security	Value
350	Hayes Lemmerz International(5)(6)(7)	$5,050
	Total Preferred Stocks (identified cost $17,500)	$5,050
Closed-End Investment Companies — 0.0%
Shares	Security	Value
4,000	Pioneer Floating Rate Trust	$73,800
	Total Closed-End Investment Companies (identified cost $72,148)	$73,800
Commercial Paper — 3.2%

Principal Amount	Maturity Date	Borrower	Rate	Amount
$43,313,000	05/03/06	Barton Capital, LLC	4.76%	$43,301,547
57,000,000	05/03/06	HSBC Finance Corp.	4.75%	56,984,958
104,143,000	05/01/06	Novartis Finance Corp.	4.83%	104,143,000
22,704,000	05/03/06	Old Line Funding, LLC	4.83%	22,697,908

Total Commercial Paper (at amortized cost $227,127,413)	$227,127,413
Time Deposits — 0.4%

Principal Amount	Maturity Date	Borrower	Rate	Amount
$2,000,000	05/01/06	Investors Bank and Trust Company Time Deposit	4.86%	$2,000,000
25,200,000	05/01/06	Societe Generale Time Deposit	4.82%	25,200,000

Total Time Deposits (at amortized cost $27,200,000)	$27,200,000
Total Investments — 103.2% (identified cost $7,172,194,616)	$7,238,817,477
Less Unfunded Loan Commitments — (5.1)%	$(359,285,056)
Net Investments — 98.1% (identified cost $6,812,909,560)	$6,879,532,421
Other Assets, Less Liabilities — 1.9%	$137,037,452
Net Assets — 100.0%	$7,016,569,873

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Unfunded loan commitments. See Note 1E for description.

(3)  Defaulted security. Currently the issuer is in defualt with respect to interest payments.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the aggregate value of the securities is $30,701,506 or 0.4% of the Portfolio's net assets.

(5)  Non-income producing security.

(6)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)  Restricted security.

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investments, at value (identified cost, $6,812,909,560)	$6,879,532,421
Cash	13,183,036
Foreign currency, at value (identified cost, $141,900)	140,991
Receivable for investments sold	90,780,518
Receivable for open swap contracts	1,124,581
Interest and dividends receivable	50,178,444
Prepaid expenses	571,919
Total assets	$7,035,511,910
Liabilities
Payable for open forward foreign currency contracts	$9,543,269
Payable for investments purchased	6,300,000
Payable to affiliate for investment advisory fees	2,916,863
Payable to affiliate for Trustees' fees	2,644
Accrued expenses	179,261
Total liabilities	$18,942,037
Net Assets applicable to investors' interest in Portfolio	$7,016,569,873
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$6,958,620,486
Net unrealized appreciation (computed on the basis of identified cost)	57,949,387
Total	$7,016,569,873

Statement of Operations

For the Six Months Ended
April 30, 2006

Investment Income
Interest	$218,863,499
Dividends	3,174
Total investment income	$218,866,673
Expenses
Investment adviser fee	$17,003,882
Trustees' fees and expenses	15,720
Custodian fee	463,806
Legal and accounting services	376,543
Miscellaneous	341,760
Total expenses	$18,201,711
Deduct — Reduction of custodian fee	$30,020
Total expense reductions	$30,020
Net expenses	$18,171,691
Net investment income	$200,694,982
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(2,970,552)
Swap contracts	703,641
Foreign currency and forward foreign currency exchange contract transactions	(8,749,857)
Net realized loss	$(11,016,768)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$36,919,142
Swap contracts	791,116
Foreign currency and forward foreign currency exchange contracts	(13,576,709)
Net change in unrealized appreciation (depreciation)	$24,133,549
Net realized and unrealized gain	$13,116,781
Net increase in net assets from operations	$213,811,763

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
From operations — Net investment income	$200,694,982	$286,479,439
Net realized loss from investment transactions, swap contracts, foreign currency, and forward foreign currency exchange contract transactions	(11,016,768)	(6,260,828)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency, and forward foreign currency exchange contracts	24,133,549	5,235,160
Net increase in net assets from operations	$213,811,763	$285,453,771
Capital transactions — Contributions	$1,425,429,560	$2,972,303,225
Withdrawals	(1,128,729,433)	(2,141,337,314)
Net increase in net assets from capital transactions	$296,700,127	$830,965,911
Net increase in net assets	$510,511,890	$1,116,419,682
Net Assets
At beginning of period	$6,506,057,983	$5,389,638,301
At end of period	$7,016,569,873	$6,506,057,983

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

FINANCIAL STATEMENTS

Supplementary Data

	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)		2005	2004	2003	2002	2001
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	0.55	%(1)	0.54%	0.56%	0.61%	0.62%	0.57%
Net expenses after custodian fee reduction	0.55	%(1)	0.54%	0.56%	0.61%	0.62%	0.57%
Net investment income	6.01	%(1)	4.68%	3.27%	4.05%	4.72%	6.45%
Portfolio Turnover	24%		57%	67%	64%	76%	52%
Total Return(2)	3.25%		4.77%	3.93%	6.91%	2.19%	—
Net assets, end of period (000's omitted)	$7,016,570		$6,506,058	$5,389,638	$2,217,874	$1,326,128	$1,387,728

†  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee and an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	0.61%
Expenses after custodian fee reduction	0.61%
Net investment income	6.41%

(1)  Annualized.

(2)  Total return is required to be disclosed for the fiscal years beginning December 15, 2000.

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Portfolio was organized as a trust under the laws of the State of New York on June 19, 2000. The Portfolio's investment objective is to provide a high level of current income. The Portfolio normally primarily invests in interests of senior floating rate loans. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2006, the Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Strategic Income Fund, Eaton Vance Medallion Floating-Rate Income Fund, Eaton Vance Diversified Income Fund, Eaton Vance Medallion Strategic Income Fund and Eaton Vance Low Duration Fund held an approximate 67.6%, 23.8%, 3.0%, 2.7%, 1.2%, 0.3% and 0.1% interest in the Portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The Portfolio's investments are primarily in interests in senior floating rate loans (Senior Loans). Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the investment adviser. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, interests in similar Senior Loans and the market environment, investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the Agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan.

Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. The value of interest rate swaps will be based on dealer quotations. Short term obligations which mature in sixty days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Over the counter options are valued at the mean between the bid and the asked price provided by dealers. Marketable securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Financial futures contracts listed on the commodity exchanges and

Floating Rate Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

options thereon are valued at closing settlement prices. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

B  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

E  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

F  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

G  Interest Rate Swaps — The Portfolio may enter into interest rate swap agreements for risk management purposes and not as a speculative investment. Pursuant to these agreements the Portfolio receives quarterly payments at a rate equal to a predetermined three-month London Interbank Offering Rate (LIBOR). In exchange, the Portfolio makes semi-annual payments at a predetermined fixed rate of interest. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. The Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

H  Credit Default Swaps — The Portfolio may enter into credit default swap contracts for risk management purposes, including diversification. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have made a stream of payments and received no benefit from the contract reducing exposure to the credit by the notional amount of the contract upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio will segregate assets in

Floating Rate Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

I  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

J  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

L  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, as compensation for management and investment advisory services rendered to the Portfolio. The fee is equivalent to 0.575% of the Portfolio's average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level. Due to an agreement effective as of March 27, 2006, if the Portfolio's average daily net assets exceed $5 billion but are less than $10 billion the fee is equivalent to 0.480% and if average daily net assets exceed $10 billion the fee is equivalent to 0.460%. For the six months ended April 30, 2006, the fee was equivalent to 0.510% (annualized) of the Portfolio's average net assets for such period and amounted to $17,003,882.

Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2006, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investments

The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans for the six months ended April 30, 2006 aggregated $2,175,316,903, $1,354,075,889 and $245,153,850, respectively.

4  Line of Credit

The Portfolio participates with other portfolios managed by BMR in a $550 million unsecured line of credit agreement with a group of banks to permit the Portfolio to invest in accordance with its investment practices. Interest is charged under the credit agreement at the bank's base rate or at an amount above LIBOR. In addition, a fee computed at the

Floating Rate Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

annual rate of 0.08% of the daily unused portion of the line of credit is allocated among the participating portfolios at the end of each quarter. As of April 30, 2006, the Portfolio had no borrowings outstanding. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2006.

5  Federal Income Tax Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation/depreciation in the value of the investments owned at April 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,812,909,560
Gross unrealized appreciation	$72,926,847
Gross unrealized depreciation	(6,303,986)
Net unrealized appreciation	$66,622,861

The net unrealized depreciation on foreign currency, forward foreign currency exchange contracts and swap contracts at April 30, 2006 on a federal income tax basis was $9,703,558.

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts, forward foreign currency contracts, credit default swaps, and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Net Unrealized Depreciation
5/31/06	Swiss Franc 12,652,707	United States Dollar 9,994,239	$(208,380)
5/31/06	Euro 5,088,875	United States Dollar 6,225,272	(196,695)
5/31/06	Euro 2,006,125	United States Dollar 2,494,015	(37,639)
5/31/06	Euro 350,229,772	United States Dollar 435,405,652	(6,571,014)
5/31/06	Euro 2,030,250	United States Dollar 2,543,091	(19,007)
5/31/06	British Pound 2,469,289	United States Dollar 4,410,150	(79,808)
5/31/06	British Pound 66,376,415	United States Dollar 118,262,859	(2,430,726)
			$(9,543,269)

Credit Default Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
2,000,000 USD	9/20/2008	Agreement with Credit Suisse/ First Boston dated 1/10/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (47 in total, each representing 2.13% of the notional value of the swap).	$(23,878)
1,000,000 USD	9/20/2008	Agreement with Credit Suisse/ First Boston dated 2/13/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (47 in total, each representing 2.13% of the notional value of the swap).	(5,239)

Floating Rate Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
1,000,000 USD	9/20/2008	Agreement with Credit Suisse/ First Boston dated 3/23/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (39 in total, each representing 2.56% of the notional value of the swap).	$11,413
10,000,000 USD	12/20/2009	Agreement with Lehman Brothers dated 10/28/2004 whereby the Portfolio will receive 2.35% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Crown Americas, Inc.	377,022
5,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 12/21/2004 whereby the Portfolio will receive 2.35% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Six Flags Theme Parks.	201,445
3,000,000 USD	3/20/2011	Agreement with Lehman Brothers dated 3/3/2005 whereby the Portfolio will receive 1.85% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	(11,765)
6,500,000 USD	3/20/2010	Agreement with Lehman Brothers dated 3/16/2005 whereby the Portfolio will receive 2.2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	43,796
3,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 4/1/2005 whereby the Portfolio will receive 2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Pinnacle Entertainment, Inc.	55,558

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
3,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 5/19/2005 whereby the Portfolio will receive 2.4% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	$39,735
3,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 5/19/2005 whereby the Portfolio will receive 3.25% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Rural Cellular Corp.	44,216
3,000,000 USD	6/20/2011	Agreement with Lehman Brothers dated 6/2/2005 whereby the Portfolio will receive 2.3% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	36,353
7,000,000 USD	9/21/2009	Agreement with Lehman Brothers dated 7/9/2005 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by CSG Systems, Inc.	57,567
2,000,000 USD	9/20/2010	Agreement with Lehman Brothers dated 7/9/2005 whereby the Portfolio will receive 1.95% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Pinnacle Entertainment, Inc.	30,077
5,000,000 USD	12/20/2010	Agreement with Lehman Brothers dated 10/26/2005 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by EPCO Holdings, Inc.	28,806

Floating Rate Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
5,000,000	USD	12/20/2010	Agreement with Lehman Brothers dated 12/3/2005 whereby the Portfolio will receive 2.10% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Avago Technologies, Inc.	$64,948
5,000,000	USD	3/20/2011	Agreement with Lehman Brothers dated 1/6/2006 whereby the Portfolio will receive 1.80% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by The Hertz Corp.	80,030

At April 30, 2006, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

7  Restricted Securities

At April 30, 2006, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Restricted Securities

Description	Date of Acquisition	Shares/Face	Cost	Fair Value
Preferred Stocks
Hayes Lemmerz International	6/23/03	350	$17,500	$5,050
			$17,500	$5,050

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Floating Rate Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Floating-Rate Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including the fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the experience and abilities of such personnel in analyzing factors such as the special considerations relevant to investing in senior floating-rate loans. Specifically, the Board noted the experience of the Adviser's 29 bank loan investment professionals and other personnel who provide services to the Portfolio, including four portfolio managers and 15 analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Portfolio in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2005 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees (including administrative fees) and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted that, at its request, the Adviser had agreed to add a breakpoint with respect to assets that exceed $10 billion. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Floating-Rate Fund

INVESTMENT MANAGEMENT

Eaton Vance Floating-Rate Fund

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Kevin S. Dyer
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Cliff Quisenberry, Jr.
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Floating Rate Portfolio

Officers Payson F. Swaffield President and Co-Portfolio Manager Scott H. Page Vice President and Co-Portfolio Manager Dan A. Maalouly Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

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Investment Adviser of Floating Rate Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Floating-Rate Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Floating-Rate Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1044-6/06  FRSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Floating Rate Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

June 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dan A. Maalouly
Dan A. Maalouly
Treasurer

June 16, 2006

By:	/s/Payson F. Swaffield
Payson F. Swaffield
President

June 16, 2006